ARTISAN SMALL CAP VALUE FUND

                              ARTISAN FUNDS, INC.
                      1000 North Water Street, Suite 1770
                           Milwaukee, Wisconsin 53202
                        (414) 390-6100   (800) 344-1770

                      STATEMENT OF ADDITIONAL INFORMATION
                                August 20, 1997


               Supplemented September 29, 1997 and January 14, 1998



     Artisan Small Cap Value Fund (the "Fund") is a series of Artisan Funds, Inc. ("Artisan Funds"). This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus of the Fund dated August 20, 1997 and any supplement to the prospectus. That prospectus can be obtained without charge by calling or writing to the Fund at the telephone numbers and address shown above.



                               TABLE OF CONTENTS
                                                       Page
                                                       ----

Information about the Fund and Artisan Partners          2
Investment Objective and Policies                        2
Investment Techniques and Risks                          3
Investment Restrictions                                 17
Performance Information                                 19
Directors and Officers                                  23
Investment Advisory Services                            26
Portfolio Transactions                                  27
Purchasing and Redeeming Shares                         28
Additional Tax Information                              30
Custodian                                               31
Independent Accountants                                 31

INFORMATION ABOUT THE FUND AND ARTISAN PARTNERS

     The Fund is a series of Artisan Funds, Inc. ("Artisan Funds"). Artisan Partners Limited Partnership ("Artisan Partners") provides investment advisory services to the Fund.

     Artisan Funds strives to offer distinctive, high-value-added investment opportunities. Artisan Funds is not a "family" of indistinguishable products devised by marketers in a financial services conglomerate. Rather, Artisan Partners is a small partnership of investment professionals, focused on a limited number of distinct investment strategies, each of which is offered as a series of Artisan Funds. At the date of this statement of additional information, those series are (in addition to the Fund) are Artisan International Fund, Artisan Mid Cap Fund and Artisan Small Cap Fund. The portfolio manager of each Fund is a specialist in his or her market, with an investment process created and refined through years of experience - an artisan. At Artisan Funds, we believe that experienced, active managers investing in inefficient markets can produce superior returns over time. The Artisan Funds are intended for long-term investors who share on that belief.

     The discussion below supplements the description in the prospectus of the Fund's investment objectives, policies and restrictions.

INVESTMENT OBJECTIVE AND POLICIES

     Artisan Small Cap Value Fund invests for long-term capital growth. The investment objective of the Fund may be changed by the board of directors without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund.

     The Fund invests primarily in common stocks that appear undervalued relative to earnings, book value, cash flows or potential earnings growth, and that are issued by small companies whose outstanding shares have an aggregate market value of less than $1 billion. It attempts to manage investment risk in the stocks it purchases by emphasizing investments in businesses that have positive cash flow, strong balance sheets, and business strategies that are economically sound under ordinary circumstances. Stocks are generally sold when they approach the Fund's estimate of their enterprise value.

     Because the Fund typically invests in companies that are characterized by sparse Wall Street research coverage, it uses its own detailed screening and research process. Companies in which the Fund invests usually appear undervalued because they fall into one of the following general categories:

     - The company operates in an industry category that is cyclical in nature and is presently out of favor.

     - The company has assets which are not adequately reflected in its market value.

     - The company has experienced problems leading to a depressed stock price, but is undergoing or is likely to undergo some change which the Fund believes will improve its operations.

     -  The company is undiscovered or misunderstood by Wall Street analysts.

     In addition to emphasizing investments in companies that are undervalued and represent acceptable investment risks, the Fund attempts to manage portfolio risk by diversifying its holdings to avoid concentration in any one stock or industry sector.

     Artisan Partners believes that there are two distinct approaches to investing in stocks: growth and value. Artisan Small Cap Value Fund follows a value approach. Artisan Small Cap Fund, another series of Artisan Funds, follows a growth approach. Each of these two complementary investment approaches has proven its merit over time, and each can play a significant role in a well-crafted equity portfolio. For example, growth investors look for companies with above-average rates of earnings growth, while value investors look for companies whose stock appear temporarily depressed; many growth investors pay a premium for stocks, while value investors look for bargains; growth stocks tend to be more volatile than value stocks; and growth stocks typically outperform value stocks in strong markets, but underperform them in weak markets.

     The Fund invests primarily in equity securities, including common and preferred stocks, warrants or other similar rights, and convertible securities. In addition, the Fund may from time to time invest in foreign securities. The types of investments the Fund may make are discussed in the following pages.

INVESTMENT TECHNIQUES AND RISKS

Foreign Securities

     The Fund may invest up to 25% (but does not expect to invest more than 10%) of its total assets in foreign securities (including American Depository Receipts ("ADRs")), which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. The Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. The Fund does not intend to invest more than 5% of its net assets in unsponsored ADRs.

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall.
     (See discussion of transaction hedging and portfolio hedging under "Managing Investment Exposure.")

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

     Although the Fund will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

Debt Securities

     Under normal market conditions, the Fund does not intend to invest in debt securities other than convertible securities. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

     Investments in debt securities by the Fund may be in those that are within the four highest ratings categories of Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's") (generally referred to as "investment grade") or, if unrated, deemed to be of comparable quality by Artisan Partners. However, the Fund may invest up to 35% of its net assets in debt securities that are rated below investment grade. The Fund does not currently intend to invest more than 5% of its net assets in securities rated below investment grade.

     Debt securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by the Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security, but Artisan Partners will consider that fact in determining whether the Fund should continue to hold the security.

     Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

Defensive Investments

     The Fund intends to be substantially fully invested in equity securities in ordinary circumstances, although the Fund may invest without limit in corporate or government obligations or hold cash or cash equivalents if Artisan Partners determines that a temporary defensive position is advisable.


Convertible Securities

     Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

     The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of the convertible security will typically fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

     By investing in convertible securities, the Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible security, Artisan Partners will consider the same criteria that would be considered in purchasing the underlying stock. Although convertible securities purchased by the Fund are frequently rated investment grade, the Fund also may purchase unrated securities or securities rated below investment grade if the securities meet Artisan Partners' other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities. As a result, Artisan Partners' own investment research and analysis tends to be more important in the purchase of such securities than other factors.

Managing Investment Exposure

     The Fund uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of its portfolio. These techniques include buying and selling options, futures contracts, or options on futures contracts, or entering into currency exchange contracts.

     These techniques are used by Artisan Partners to adjust the risk and return characteristics of the Fund's portfolio. If Artisan Partners judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques are used by the Fund for hedging, risk management or portfolio management purposes and not for speculation.


     Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

     Forward currency transactions may involve currencies of the different countries in which the Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies.
     Currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular currency. Portfolio hedging allows the Fund to limit or reduce exposure in a foreign currency by entering into a forward contract to sell or buy such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The Fund may not engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.


     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     Options on Securities and Indexes. The Fund may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on the Nasdaq National Market. The Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from
     (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.
     (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     The Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by the Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or expected events.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

     Futures Contracts and Options on Futures Contracts. The Fund may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index <F1> at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to:
     U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

     The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.
     In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect

 --------------------------
     <F1> A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a fraction of the value of certain specified securities, no physical delivery of those securities is made.

     either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase the Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     The Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     The success of any futures transaction depends on Artisan Partners correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts,

     Artisan Partners might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract, although the Fund's broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Risks Associated with Futures. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading.
     For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Limitations on Options and Futures. If other options, futures contracts, or futures options of types other than those described herein are traded in the future, the Fund also may use those investment vehicles, provided the board of directors determines that their use is consistent with the Fund's investment objective.

     The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"
     <F2> would exceed 5% of the Fund's total assets. The Fund currently intends to limit its use of options and futures so that not more than 5% of its total assets are at risk.

     When purchasing a futures contract or writing a put option on a futures contract, the Fund must maintain with its custodian or broker, assets (including any margin) equal to the market value of such contract.
     When writing a call option on a futures contract, the Fund similarly will maintain with its custodian assets (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

     The Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," the Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of Regulation 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%).

     Taxation of Options and Futures. If the Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid, plus other capitalized costs of the option, is a capital gain or loss.

     If a call or put option written by the Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security

     ----------------------------

     <F2> A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise, plus other capitalized costs of the option, and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Fund is in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.


     If the Fund writes an equity call option <F3> other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into, plus other capitalized costs of the option, and the settlement price on the earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

     For Federal income tax purposes, the Fund generally is required to recognize for each taxable year its net unrealized gains and losses as of the end of the year on futures, and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of the hedged securities.

     If the Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock

     ---------------------
     <F3> An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's
     500 index).

     positions may be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for Federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) with respect to, or futures or "forward contracts" (as defined by the Act) with respect to, the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially indentical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.


     In order for the Fund to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In addition, for tax years beginning before August 5, 1997, gains realized on the sale or other disposition of securities held less than three months must be less than 30% of the Fund's annual gross income. In order to avoid realizing excessive gains on securities held less than three months, the Fund may be required to defer the closing out of certain positions beyond the time when it would otherwise be advantageous to do so.

     The Fund intends to distribute to shareholders annually any capital gains that have been recognized for Federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions, together with gains on other Fund investments, to the extent such gains exceed recognized capital losses and any net capital loss carryovers of the Fund. Shareholders will be advised of the nature of such capital gain distributions.

     This section is not intended to be a full discussion of present or proposed federal income tax laws and the effect of such laws on the Fund or an investor. Investors are urged to consult their own tax advisers for a complete review of the tax ramifications of an investment in the Fund.

Rule 144A Securities

     The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act ("Rule 144A securities"). That Rule permits certain qualified institutional buyers, including investment companies that own and invest at least $100 million in securities, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Artisan Partners, under the supervision of the board of directors, will consider whether Rule 144A securities are illiquid and thus subject to the Fund's restriction of investing no more than 10% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Artisan Partners will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Artisan Partners could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, Artisan Partners determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% of its assets in illiquid securities. Investing in Rule
     144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Lending of Portfolio Securities

     Subject to restriction (3) under "Investment Restrictions" in this statement of additional information, the Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and also would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Artisan Partners' judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.
     The Fund does not currently intend to loan more than 5% of its net assets.

Repurchase Agreements

     Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present minimum credit risks in accordance with guidelines approved by the board of trustees. Artisan Partners will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, Artisan Partners' prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies, and other relevant factors.

     The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements

     The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Artisan Partners deems it advisable for investment reasons. The Fund does not currently intend to have commitments to purchase when-issued securities in excess of 5% of its net assets.


     The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. However, reverse repurchase agreements will be treated as borrowing and subject to the Artisan Funds' fundamental limitation on borrowing.

     At the time the Fund enters into a binding obligation to purchase securities on a when-issued or delayed-delivery basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

Short Sales

     The Fund may make short sales "against the box." In a short sale, the Fund sells a borrowed security and is required to return the identical security to the lender. A short sale "against the box" involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale "against the box" enables the Fund to obtain the current market price of a security which it desires to sell but is unavailable for settlement. The Fund does not currently intend to have commitments to make short sales "against the box" in excess of 5% of its net assets.

Line of Credit

     Artisan Funds maintains a line of credit with a bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Fund would be subject to restriction (4) under "Investment Restrictions" in this statement of additional information.



Portfolio Turnover

     Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. At times, the Fund may invest for short-term capital appreciation. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Fund's flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in the Fund, if it should occur, would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover also may result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for Federal income tax purposes. (See "Dividends, Capital Gains, and Taxes" in the prospectus, and "Additional Tax Information" in this statement of additional information.)

INVESTMENT RESTRICTIONS

Fundamental Restrictions

     Artisan Funds has adopted the following investment restrictions which may not be changed without the approval of the Fund's shareholders, under which the Fund may not:

(1) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

(2) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

(3) make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations which are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(4) borrow (including entering into reverse repurchase agreements), except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income and (b) enter into transactions in options, futures, and options on futures; <F4>

(5) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(6) issue any senior security except to the extent permitted under the Investment Company Act of 1940;

(7) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the Government of the U.S. or any of its agencies or instrumentalities or repurchase agreements for such securities;

(8) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer.

     The Fund's investment objective is not a fundamental restriction and, therefore, a change in the objective is not subject to shareholder approval. However, investors in the Fund will receive written notification at least 30 days' prior to any change in the Fund's investment objective.

Non-Fundamental Restrictions

     The Fund also is subject to the following non-fundamental restrictions and policies, which may be changed by the board of directors:

(a)  invest in companies for the purpose of exercising control or management;

     -----------------------------
     <F4> The Fund will not purchase securities when total borrowings by the
     Fund are greater than 5% of its net asset value.

(b) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the Fund's total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation, acquisition or reorganization;

(c) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers;

(d) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which the Fund expects to receive in recapitalization, reorganization, or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales; or

(e) invest more than 10% of its net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days.

(f) under normal market conditions, invest less than 65% of its total assets in securities of issuers having aggregate common stock market capitalizations of less than $1 billion, in each case taken at the time of investment.

PERFORMANCE INFORMATION

     From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in shares of a fund, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

     Average Annual Total Return is computed as follows:

               ERV = P(l+T)n

     Where:    P = a hypothetical initial investment of $1,000
               T = average annual total return
               n = number of years
               ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof)

     The Fund imposes no sales charges and pays no distribution expenses.
     Income taxes are not taken into account. Performance figures quoted by the Fund are not necessarily indicative of future results. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information about past performance is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     In advertising and sales literature, the performance of the Fund may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, other accounts or partnerships managed by Artisan Partners, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or accounts differs from that of the Fund. Comparison of the Fund to an alternative investment should consider differences in features and expected performance.

     All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund generally believes to be accurate. The Fund also may note its mention (including performance or other comparative rankings) in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data. Newspapers and magazines and other media which might mention the Fund include, but are not limited to, the following:

     Atlanta Constitution               Mutual Fund Letter
     Barron's                           Mutual Fund News Service
     Boston Herald                      Mutual Fund Values
     Business Week                      Morningstar Publications
     Chicago Tribune                    Newsweek
     Chicago Sun-Times                  The New York Times
     Cleveland Plain Dealer             No-Load Fund Investor
     CNBC                               Outstanding Investor Digest
     CNN                                Pension World
     Crain's                            Pensions and Investments
     Chicago Business                   Personal Investor
     Consumer Reports                   Jane Bryant Quinn
     Consumer Digest                       (syndicated column)
     Financial World                    Louis Rukeyser's Mutual Fund
     Forbes                             The San Francisco Chronicle
     Fortune                            Smart Money
     Fund Action                        Stranger's Investment Adviser
     Investor's Business Daily          13D Opportunities Report
     Kiplinger's Personal               Time
        Finance Magazine                United Mutual Fund Selector
     Knight-Ridder                      USA Today
     Los Angeles Times                  U.S. News and World Report
     Milwaukee Business Journal         The Wall Street Journal
     Milwaukee Journal Sentinel         Working Woman
     Money                              Worth
                                        Your Money

     When a newspaper, magazine or other publication mentions the Fund, such mention may include: (i) listings of some or all of the Fund's holdings,
     (ii) descriptions of characteristics of some or all of the securities held by the Fund, including price-earnings ratios, earnings, growth rates and other statistical information, and comparisons of that information to similar statistics for the securities comprising any of the indexes or averages listed above; and (iii) descriptions of the Fund's or a portfolio manager's economic and market outlook, generally and for the Fund.


     The Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation.

     The performance of the Fund may be compared to the following indexes or averages:

Dow-Jones Industrial Average          New York Stock Exchange Composite Index
Russell 2000 Small Stock Index        American Stock Exchange Composite Index
Russell Mid-Cap Stock Index           NASDAQ Composite NASDAQ Industrials
Russell Mid-Cap Value Index             (These indexes generally reflect the
Standard & Poor's 500 Stock Index       performance of stocks traded in the
Standard & Poor's 400 Industrials       indicated markets.)
Standard & Poor's Mid-Cap 400 Index
Wilshire 5000
Wilshire 4500
Wilshire 4000
Wilshire Small-Cap Index
Wilshire Small-Cap Value Index
  (These indexes are widely
  recognized indicators of general
  U.S. stock market results.)

     The performance of the Fund also may be compared to the following mutual fund industry indexes or averages: Value Line Index; Lipper Capital Appreciation Fund Average; Lipper Growth Funds Average; Lipper Small Company Growth Funds Average; Lipper General Equity Funds Average; Lipper Equity Funds Average; Lipper Small Company Growth Fund Index; ICD Aggressive Growth and Long Term Growth Funds Average; ICD Aggressive Growth Fund Large Index; ICD Aggressive Growth Fund Small Index; ICD Aggressive Growth Funds Average; ICD All Equity Funds Average; Morningstar Growth Average; Morningstar Small-Cap Funds Average; Morningstar Aggressive Growth Average; Morningstar U.S. Diversified Average; Morningstar Equity Fund Average; Morningstar Hybrid Fund Average; Morningstar All Equity Funds Average; and Morningstar General Equity Average.

     The ICD Indexes reflect the unweighted average total return of the largest twenty four funds within their respective category as calculated and published by ICD.

     The Lipper Small Company Growth Fund Index reflects the net asset value weighted total return of the largest thirty growth funds as calculated and published by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of more than 1,000 funds.

     The Lipper, ICD and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated and published by these independent services that monitor the performance of mutual funds. The Fund also may use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service. The Fund may compare its performance or ranking against all funds tracked by Lipper or another independent service.

     The Fund may cite its rating, recognition or other mention by Morningstar, Inc. ("Morningstar") or any other entity. Morningstar proprietary ratings reflect historical risk-adjusted performance as of the date indicated. The ratings are subject to change every month. Morningstar ratings are calculated from the fund's three-, five-, and ten-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and 10% receive one star. A high rating reflects either above-average returns or below-average risk, or both.

     To illustrate the historical returns on various types of financial assets, the Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types: common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills and Consumer Price Index. The Fund also may use historical data compiled by Prudential Securities, Inc., or by other similar sources believed by the Fund to be accurate, illustrating the past performance of small-capitalization stocks, large-capitalization stocks, common stocks, equity securities, growth stocks (small-capitalization, large-capitalization, or both) and value stocks (small-capitalization, large-capitalization, or both).

DIRECTORS AND OFFICERS

     Directors and officers of Artisan Funds, and their principal business occupations during at least the last five (5) years, are shown below. Directors deemed to be "interested persons" of Artisan Funds for purposes of the 1940 Act are indicated with an asterisk.

                         POSITIONS HELD      PRINCIPAL OCCUPATIONS
NAME AND AGE             WITH REGISTRANT     DURING THE PAST 5 YEARS
------------             ---------------     -----------------------

Andrew A. Ziegler        Director, Chairman  Managing Director of Artisan
  (39)                   of the Board        Partners; prior to founding
                         and Chief           Artisan Partners, president
                         Executive Officer   and chief operating officer
                                             of Strong/Corneliuson Capital
                                             Management ("Strong") and president
                                             of the Strong Funds from 1990 to
                                             1994; prior thereto, attorney with
                                             the law firm of Godfrey & Kahn,
                                             S.C., Milwaukee, WI.

                         POSITIONS HELD      PRINCIPAL OCCUPATIONS
NAME AND AGE             WITH REGISTRANT     DURING THE PAST 5 YEARS
------------             ---------------     -----------------------

Carlene Murphy Ziegler   Director and        Managing Director of Artisan
  (41)                   President           Partners; co-portfolio manager,
                                             Artisan Small Cap Fund; prior to
                                             founding Artisan Partners, a co-
                                             portfolio manager of the Strong
                                             Common Stock Fund, Strong
                                             Opportunity Fund and numerous
                                             institutional small-capitalization
                                             equity portfolios at Strong since
                                             March 1991; prior thereto, a co-
                                             portfolio manager of the Stein Roe
                                             Special Fund.

David A. Erne            Director            Partner of the law firm
  (53)                                       Reinhart, Boerner, Van Deuren,
                                             Norris & Rieselbach, S.C.,
                                             Milwaukee, WI.

Thomas R. Hefty          Director            President of United Wisconsin
  (49)                                       Services, Inc. (a provider of
                                             managed care and specialty business
                                             services) since 1986 and chairman
                                             of the board and chief executive
                                             officer since 1991; and chairman of
                                             the board of Blue Cross & Blue
                                             Shield United of Wisconsin (parent
                                             company of United Wisconsin
                                             Services, Inc.) since 1988 and
                                             president since 1982.

Howard B. Witt           Director            President and chief executive
  (56)                                       officer of Littelfuse, Inc.
                                             (a manufacturer of advanced circuit
                                             protection devices) since 1990 and
                                             chairman of the board of Littelfuse
                                             since 1993; prior thereto executive
                                             vice president of Littelfuse; and
                                             director of Franklin Electric Co.,
                                             Inc. (a manufacturer of electronic
                                             motors) since 1994.


John M. Blaser           Chief Financial     Chief financial officer of
  (40)                   Officer, Treasurer  Artisan Partners; prior to
                         and Secretary       joining Artisan Partners, senior
                                             vice president with Kemper
                                             Securities, Inc. since 1993; prior
                                             thereto, with Price Waterhouse.

                         POSITIONS HELD      PRINCIPAL OCCUPATIONS
NAME AND AGE             WITH REGISTRANT     DURING THE PAST 5 YEARS
------------             ---------------     -----------------------

Mark L. Yockey           Vice President      Portfolio manager, Artisan
  (41)                                       International Fund; prior to
                                             joining Artisan Partners in
                                             November 1995, portfolio manager of
                                             the United International Growth
                                             Fund and vice president of Waddell
                                             & Reed (investment management firm)
                                             since January 1990; prior thereto,
                                             equity analyst for Waddell & Reed.

Sandra Jean              Vice President      Equity trader for Artisan Partners;
Voss-Reinhardt                               prior to joining Artisan Partners,
  (32)                                       equity trader with Northwestern
                                             Mutual since January 1989, prior
                                             thereto, sales associate with Dean
                                             Witter Reynolds.

Millie Adams Hurwitz     Vice President      Co-portfolio manager of the Fund
  (34)                                       since August 1996;  senior analyst
                                             of Artisan Partners' small
                                             capitalization equity products
                                             since February 1995;  prior to
                                             joining Artisan Partners, co-
                                             portfolio manager at Stein Roe &
                                             Farnham Incorporated from 1992
                                             until 1995, and an analyst with OLC
                                             Corporation from 1989 to 1991.

Scott C. Satterwhite     Vice President      Portfolio manager, Artisan Small
  (40)                                       Cap Value Fund; prior to joining
                                             Artisan Partners in June 1997,
                                             portfolio manager of the Biltmore
                                             Special Values from August 1, 1993
                                             through May 31, 1997 and Senior
                                             Vice President and Manager of
                                             Personal Trust Portfolio Management
                                             for the Personal Financial Services
                                             Group of Wachovia Bank of North
                                             Carolina, N.A.

Andrew C. Stephens       Vice President      Portfolio manager, Artisan Mid Cap
  (33)                                       Fund; co-manager of Strong Asset
                                             Allocation Fund at Strong, February
                                             1993 through March 1997, and senior
                                             research analyst for Strong Common
                                             Stock Fund and Strong Opportunity
                                             Fund, September 1994 through March
                                             1996; prior to February 1933, head
                                             trader, Strong.

     The business address of the officers and directors affiliated with Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202. The addresses of the other directors are: Mr. Erne - 1000 N.
     Water Street, Milwaukee, Wisconsin 53202; Mr. Hefty - 401 W. Michigan Street, Milwaukee, Wisconsin 53203; and Mr. Witt - 800 E. Northwest Highway, Des Plaines, Illinois 60016.

     Mr. Ziegler and Ms. Ziegler are married to each other.

     Mr. Ziegler and Ms. Ziegler serve as members of the Executive Committee of the Board of Directors. The Executive Committee, which meets between regular meetings of the Board, is authorized to exercise all of the powers of the Board of Directors.

     The only compensation paid to directors and officers of Artisan Funds for their services as such consists of an annual $5,000 retainer fee (per series of Artisan Funds) paid to directors who are not interested persons of Artisan Funds or Artisan Partners. Artisan Funds has no retirement or pension plans.

     The following table sets forth compensation paid by the Fund and by Artisan Funds, Inc. during the fiscal year ended June 30, 1997 to each of the directors of the Fund.

                                                 PENSION OR        TOTAL
                                   RETIREMENT    ESTIMATED      COMPENSATION
                                    BENEFITS       ANNUAL       FROM ARTISAN
                    AGGREGATE   ACCRUED AS PART   BENEFITS    MID CAP FUND AND
                    FROM SMALL      OF FUND         UPON        FUND COMPLEX
NAME OF DIRECTOR  CAP VALUE FUND    EXPENSES     RETIREMENT  PAID TO DIRECTORS
----------------  --------------    --------     ----------  -----------------
Andrew A. Ziegler    $  0            $  0          $    0         $  0

Carlene Murphy
  Ziegler               0               0               0            0


David A. Erne           0               0               0       10,000


Thomas R. Hefty         0               0               0       10,000

Howard B. Witt          0               0               0       10,000


     No shares of the Fund were outstanding on the date of this Statement of Additional Information. However, prior to the commencement of public offering of shares of the Fund, Artisan Partners or one or more of its principals, will purchase shares of the Fund at an initial price of $10 per share.

INVESTMENT ADVISORY SERVICES

     Artisan Partners Limited Partnership ("Artisan Partners") provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement dated August 20, 1997 (the "Advisory Agreement"). Artisan Partners is a Delaware limited partnership. Artisan Investment Corporation was incorporated on December 7, 1994 for the sole purpose of acting as general partner of Artisan Partners. Mr. Ziegler and Ms. Ziegler, as officers of Artisan Investment Corporation, manage Artisan Partners. The principal address of Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202. Artisan Partners also has offices at 100

     Pine Street, Suite 3250, San Francisco, California and Five
     Concourse Parkway, Suite 2120, Atlanta, Georgia 30328.

     In return for its services, the Fund pays Artisan Partners a monthly fee at the annual rate of 1% of the Fund's average daily net assets up to $500 million; .975 of 1% of average daily net assets from $500 million up to $750 million; .950 of 1% of average daily net assets from $750 million to $1 billion; and .925 of 1% of average daily net assets over $1 billion. Artisan Partners has undertaken to reimburse the Fund for any ordinary operating expenses in excess of 2.00% of average net assets over each fiscal year.

     The Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act of omission in connection with investment advisory or portfolio services under the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement.

     The Advisory Agreement will expire on April 30, 1999, but may be continued from year to year thereafter so long as the continuance is approved annually (a) by the vote of a majority of the directors of the Fund who are not "interested persons" of the Fund or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b)by the board of directors or by the vote of a majority (as defined in the 1940
     Act) of the outstanding shares of the portfolio. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

PORTFOLIO TRANSACTIONS

     Artisan Partners places the orders for the purchase and sale of the Fund's portfolio securities and options and futures contracts. Artisan Partners' overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors also may enter into the decision. These include:
     Artisan Partners' knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; Artisan Partners' knowledge of the financial stability of the broker or dealer selected and such other problems of any broker or dealer. Recognizing the value of these factors, the Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by Artisan Partners' staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Artisan Partners, and reports are made annually to the board of directors.

     With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for the Fund, Artisan Partners often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, Artisan Partners uses internal allocation procedures to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Fund, to such brokers or dealers to ensure the continued receipt of research products or services Artisan Partners feels are useful. In certain instances, Artisan Partners receives from brokers and dealers products or services that are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, Artisan Partners makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by Artisan
     Partners (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by clients (including the Fund), while the portions of the costs attributable to non-research usage of such products or services is paid by Artisan Partners in cash. No person acting on behalf of the Fund is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of Artisan Partners and not all such research products or services are used in connection with the management of the Fund.

     With respect to the Fund's purchases and sales of portfolio securities transacted with a broker or dealer of a net basis, Artisan Partners also may consider the part, if any, played by the broker or dealer in bringing the security involved to Artisan Partners' attention, including investment research related to the security and provided to the Fund.

PURCHASING AND REDEEMING SHARES

     Purchases and redemptions are discussed in the prospectus under the headings "How to Buy Shares," and "How to Sell Shares." All of that information is incorporated herein by reference.

     Shares of the Fund may be purchased or redeemed through certain financial services companies some of which may charge a transaction fee. The Fund may authorize from time to time certain financial services companies, broker-dealers or their designees ("authorized agents") to accept share purchase and redemption orders on the Fund's behalf. For purchase orders placed through an authorized agent, a shareholder will pay the Fund's NAV per share (see "Net Asset Value," below), next computed after the receipt by the authorized agent of such purchase order plus any applicable transaction fee imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds with reflect the NAV per share next computed after the receipt by the authorized agent of the redemption order, less any redemption fees imposed by the agent.

     In some instances, an authorized agent or other financial services company may not charge any transaction fees directly to investors in the Fund. However, for accounting and shareholder services provided by such company with respect to Fund shares held by that company for its customers, the company may charge a fee (currently up to 0.35%) of the annual average value of those accounts. The Fund pays a portion of those fees not to exceed the estimated fees and expenses that the Fund would pay to its own transfer agent if the shares of the Fund held by such customers of the company were registered directly in their names on the books of the Fund's transfer agent. The balance of those fees is paid by Artisan Partners.

     Net Asset Value. Share purchase and redemption orders will be priced at the Fund's net asset value next computed after such orders are received and accepted by: (i) the Fund; (ii) a broker-dealer or other financial services company authorized by the Fund to accept purchase and redemption orders on the Fund's behalf; or (iii) such authorized broker-dealer's designee. The net asset value of the shares of the Fund is determined as of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently 3:00 p.m., Central time) each day the NYSE is open for trading.  The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas.
     If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the board of directors, net asset value of the Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. The net asset value per share of the Fund is determined by dividing the value of all its securities and other assets, less its liabilities, by the number of shares of the Fund outstanding.

     The Fund intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of readily marketable securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     The Fund reserves the right to suspend or postpone redemptions of its shares during any period when: (a) trading on the NYSE is restricted, as determined by the Commission, if the NYSE is closed for other than customary weekend and holiday closings; (b) the Commission has by order permitted such suspension; or (c) an emergency, as determined by the Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     The Fund and Artisan Partners each have adopted a code of ethics that, among other things, regulates the personal transactions in securities of certain officers, directors, partners and employees of the Fund and Artisan Partners.

ADDITIONAL TAX INFORMATION

     Artisan Funds intends for the Fund to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and thus not be subject to federal income taxes on amounts which it distributes to shareholders.

     Your distributions will be taxable to you, under income tax law, whether received in cash or reinvested in additional shares. For federal income tax purposes, any distribution that is paid in January but was declared in the prior calendar year is deemed paid in the prior calendar year.

     You will be subject to income tax at ordinary rates on income dividends and distributions of net short-term capital gain. Distributions of net long-term capital gain will be taxable to you as long-term capital gain regardless of the length of time you have held your shares.

     You will be advised annually as to the source if distributions for tax purposes. If you are not subject to tax on your income, you will not be required to pay tax on these amounts.

     If you realize a loss on the sale of Fund shares held for six months or less, your short-term loss is recharacterized as long-term to the extent of any long-term capital gain distributions you have received with respect to those shares.

     The Taxpayer Relief Act of 1997 reduced from 28% to 20% the maximum tax rate on long-term capital gains. This reduced rate generally applies to securities held more than 18 months and sold after July 28, 1997, and securities held more than one year and sold between May 6, 1997 and July 29, 1997.

     The Fund may be required to withhold federal income tax ("backup withholding") from certain payments to you, generally redemption proceeds. Backup withholding may be required if:

        - You fail to furnish your properly certified social security or other tax identification number;

        - You fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income;

        - The IRS informs the Fund that your tax identification number is incorrect.

     These certifications are contained in the application that you complete when you open your Fund account. The Fund must promptly pay the IRS all amounts withheld. Therefore, it is not usually possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

     The Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

     In accordance with tax regulations, the Fund intends to treat securities in PFICs as sold on the last day of the Fund's fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which the Fund will be required to distribute even though it has not sold the security and received cash to pay such distributions.

     The discussion of taxation above is not intended to be a full discussion of income tax laws and their effect on shareholders. You are encouraged to consult your own tax advisor. The foregoing information applies to U.S. shareholders. Foreign shareholders should consult their tax advisors as to the tax consequences of ownership of Fund shares.

CUSTODIAN

     State Street Bank & Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, MA 02171, acts as custodian of the securities and other assets of the Fund. State Street is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. State Street also performs portfolio accounting services for the Fund. State Street is not an affiliate of Artisan Partners or its affiliates. State Street is authorized to deposit securities in securities depositories for the use of services of sub-custodians.

INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 serves as the Fund's independent accountants, providing services including
     (i) audit of the annual financial statements; (ii) assistance and consultation in connection with Securities and Exchange Commission filings; and (iii) review of the annual income tax returns filed on behalf of the Fund.

                             ARTISAN SMALL CAP FUND
                              ARTISAN FUNDS, INC.
                      1000 North Water Street, Suite 1770
                           Milwaukee, Wisconsin 53202
                        (414) 390-6100   (800) 344-1770


                      STATEMENT OF ADDITIONAL INFORMATION

                                October 28, 1997


                           Supplemented January 14, 1998

     Artisan Small Cap Fund (the "Fund") is a series of Artisan Funds, Inc. ("Artisan Funds"). This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus of the Fund dated October 28, 1997 and any supplement to the prospectus. That prospectus can be obtained without charge by calling or writing to the Fund.

                               TABLE OF CONTENTS
                                                                  Page



Information about the Fund and Artisan Partners....................B-2
Investment Objective and Policies..................................B-2
Investment Techniques and Risks....................................B-2
Investment Restrictions...........................................B-16
Performance Information...........................................B-19
Directors and Officers............................................B-23
Principal Shareholders............................................B-26
Investment Advisory Services......................................B-26
Portfolio Transactions............................................B-27
Purchasing and Redeeming Shares...................................B-29
Additional Tax Information........................................B-30
Custodian.........................................................B-31
Independent Accountants...........................................B-32
Financial Statements..............................................B-32

                  INFORMATION ABOUT THE FUND AND ARTISAN PARTNERS

     The Fund is a series of Artisan Funds, Inc. ("Artisan Funds"). Artisan Partners Limited Partnership ("Artisan Partners") provides investment advisory services to the Fund.

     Artisan Funds strives to offer distinctive, high-value-added investment opportunities. Artisan Funds is not a "family" of indistinguishable products devised by marketers in a financial services conglomerate. Rather, Artisan Partners is a small partnership of investment professionals, focused on a limited number of distinct investment strategies, each of which is offered as a series of Artisan Funds. At the date of this statement of additional information, those series are (in addition to the Fund) are Artisan International Fund, Artisan Mid Cap Fund and Artisan Small Cap Value Fund.
The portfolio manager of each Fund is a specialist in his or her market, with an investment process created and refined through years of experience - an artisan. At Artisan Funds, we believe that experienced, active managers investing in inefficient markets can produce superior returns over time.
The Artisan Funds are intended for long-term investors who share on that belief.

     The discussion below supplements the description in the prospectus of the Fund's investment objectives, policies and restrictions.

                        INVESTMENT OBJECTIVE AND POLICIES

     Artisan Small Cap Fund invests for maximum long-term capital growth primarily in the common stocks of small companies whose outstanding shares have an aggregate market value of less than $1 billion. The investment objective of the Fund may be changed by the board of directors without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund.

     The Fund invests primarily in equity securities, including common and preferred stocks, warrants or other similar rights, and convertible securities. In addition, the Fund may from time to time have significant portions of its portfolio invested in foreign securities. The Fund also may invest in any other type of security, including debt securities.

                           INVESTMENT TECHNIQUES AND RISKS
Foreign Securities

     The Fund may invest up to 25% of its total assets in foreign securities (including American Depository Receipts ("ADRs")), which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. The Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. The Fund does not intend to invest more than 5% of its net assets in unsponsored ADRs.

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Managing Investment Exposure.")

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

     Although the Fund will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

Debt Securities

     In pursuing its investment objective, the Fund may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

     Investments in debt securities by the Fund may be in those that are within the four highest ratings categories of Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's") (generally referred to as "investment grade") or, if unrated, deemed to be of comparable quality by Artisan Partners. However, the Fund may invest up to 35% of its net assets in debt securities that are rated below investment grade. The Fund does not currently intend to invest more than 5% of its net assets in securities rated below investment grade.

     Debt securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by the Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security, but Artisan Partners will consider that fact in determining whether the Fund should continue to hold the security.

     Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.



Defensive Investments

     The Fund intends to be substantially fully invested in equity securities in ordinary circumstances, although the Fund may invest without limit in corporate or government obligations or hold cash or cash equivalents if Artisan Partners determines that a temporary defensive position is advisable.

Convertible Securities

     Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

     The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of the convertible security will typically fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

     By investing in convertible securities, the Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible security, Artisan Partners will consider the same criteria that would be considered in purchasing the underlying stock. Although convertible securities purchased by the Fund are frequently rated investment grade, the Fund also may purchase unrated securities or securities rated below investment grade if the securities meet

Artisan Partners' other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities. As a result, Artisan Partners' own investment research and analysis tends to be more important in the purchase of such securities than other factors.

Managing Investment Exposure

     The Fund uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of its portfolio. These techniques include buying and selling options, futures contracts, or options on futures contracts, or entering into currency exchange contracts.


     These techniques are used by Artisan Partners to adjust the risk and return characteristics of the Fund's portfolio. If Artisan Partners judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques are used by the Fund for hedging, risk management or portfolio management purposes and not for speculation.

     CURRENCY EXCHANGE TRANSACTIONS. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

     Forward currency transactions may involve currencies of the different countries in which the Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. Currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular currency. Portfolio hedging allows the Fund to limit or reduce exposure in a foreign currency by entering into a forward contract to sell or buy such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency.
The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The Fund may not engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     OPTIONS ON SECURITIES AND INDEXES. The Fund may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ. The Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     The Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by the Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     RISKS ASSOCIATED WITH OPTIONS ON SECURITIES AND INDEXES. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or expected events.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Fund may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index <F1> at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.


<F1> A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

     The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase the Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     The Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     The success of any futures transaction depends on Artisan Partners correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Artisan Partners might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian or broker a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is generally set by the exchange on which the contract is traded, although the margin requirement may be modified during the term of the contract and the Fund's broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     RISKS ASSOCIATED WITH FUTURES. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     LIMITATIONS ON OPTIONS AND FUTURES. If other options, futures contracts, or futures options of types other than those described herein are traded in the future, the Fund also may use those investment vehicles, provided the board of directors determines that their use is consistent with the Fund's investment objective.

     The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"
<F2> would exceed 5% of the Fund's total assets.

     When purchasing a futures contract or writing a put option on a futures contract, the Fund must maintain with its custodian (or broker, if legally permitted) assets (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian assets (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

     The Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," the Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of Regulation 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%).

<F2> A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     TAXATION OF OPTIONS AND FUTURES. If the Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by the Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Fund is in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If the Fund writes an equity call option <F3> other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

     For Federal income tax purposes, the Fund generally is required to recognize for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a

<F3> An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

change in the value of securities held by the Fund may affect the holding period of the hedged securities.

     If the Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions may be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for Federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) with respect to, or futures or "forward contracts" (as defined by the Act) with respect to, the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

     In order for the Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In addition, for tax years beginning before August 5, 1997, gains realized on the sale or other disposition of securities held less than three months must be less than 30% of the Fund's annual gross income. In order to avoid realizing excessive gains on securities held less than three months, the Fund may be required to defer the closing out of certain positions beyond the time when it would otherwise be advantageous to do so.

     The Fund intends to distribute to shareholders annually any capital gains that have been recognized for Federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions, together with gains on other Fund investments, to the extent such gains exceed recognized capital losses and any net capital loss carryovers of the Fund. Shareholders will be advised of the nature of such capital gain distributions.

RULE 144A SECURITIES

     The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act ("Rule 144A securities"). That Rule permits certain qualified institutional buyers, including investment companies that own and invest at least $100 million in securities, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Artisan Partners, under the supervision of the board of directors, will consider whether Rule 144A securities are illiquid and thus subject to the Fund's restriction of investing no more than 10% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Artisan Partners will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Artisan Partners could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, Artisan Partners determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% of its assets in illiquid securities. Investing in Rule
144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

LENDING OF PORTFOLIO SECURITIES

     Subject to restriction (3) under "Investment Restrictions" in this statement of additional information, the Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and also would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days.
The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Artisan Partners' judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including
(a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Fund does not currently intend to loan more than 5% of its net assets.

REPURCHASE AGREEMENTS
     Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present minimum credit risks in accordance with guidelines approved by the board of trustees.
Artisan Partners will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, Artisan Partners' prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies, and other relevant factors.

     The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss.
However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; REVERSE REPURCHASE AGREEMENTS

     The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Artisan Partners deems it advisable for investment reasons. The Fund does not currently intend to have commitments to purchase when-issued securities in excess of 5% of its net assets.

     The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. However, reverse repurchase agreements will be treated as borrowing and subject to the Artisan Funds' fundamental limitation on borrowing.

     At the time the Fund enters into a binding obligation to purchase securities on a when-issued or delayed-delivery basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

SHORT SALES

     The Fund may make short sales "against the box." In a short sale, the Fund sells a borrowed security and is required to return the identical security to the lender. A short sale "against the box" involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale "against the box" enables the Fund to obtain the current market price of a security which it desires to sell but is unavailable for settlement. The Fund does not currently intend to have commitments to make short sales "against the box" in excess of 5% of its net assets.

LINE OF CREDIT

     Artisan Funds maintains a line of credit with a bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Fund would be subject to restriction (4) under "Investment Restrictions" in this statement of additional information.

PORTFOLIO TURNOVER

     Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. At times, the Fund may invest for short-term capital appreciation. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Fund's flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in the Fund, if it should occur, would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover also may result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for Federal income tax purposes. (See "Dividends, Capital Gains, and Taxes' in the prospectus, and "Additional Tax Information" in this statement of additional information.)

                              INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

          Artisan Funds has adopted the following investment restrictions which may not be changed without the approval of the Fund's shareholders, under which the Fund may not:

          (1) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

          (2) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

          (3) make loans, but this restriction shall not prevent the Fund from
(a) buying a part of an issue of bonds, debentures, or other obligations which are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

          (4) borrow (including entering into reverse repurchase agreements), except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income and (b) enter into transactions in options, futures, and options on futures; <F4>

          (5) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

          (6) issue any senior security except to the extent permitted under the Investment Company Act of 1940;

          (7) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the Government of the U.S. or any of its agencies or instrumentalities or repurchase agreements for such securities;

          (8) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer.

          The Fund's investment objective is not a fundamental restriction and, therefore, a change in the objective is not subject to shareholder approval. However, investors in the Fund will receive written notification at least 30 days' prior to any change in the Fund's investment objective.

NON-FUNDAMENTAL RESTRICTIONS

     The Fund also is subject to the following non-fundamental restrictions and policies, which may be changed by the board of directors. Many of these restrictions were formerly

<F4> The Fund will not purchase securities when total borrowings by the Fund are greater than 5% of its net asset value.

required by law or regulation of one or more states in which shares of the Fund are offered for sale. The Fund expects that certain of the following restrictions (including restrictions (a), (d) through (g), and (i) through (k)) will be revised or eliminated, although no change in the Fund's operations is expected to result. The Fund may not:

          (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof if by reason thereof the value of the Fund's aggregate investment in such securities exceed 5% of its total assets (except that the Fund may enter into transactions in options, futures, and options on futures); and (iii) limited partnerships in real estate unless they are readily marketable;

          (b) invest in companies for the purpose of exercising control or management;

          (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the Fund's total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation, acquisition or reorganization;

          (d) purchase or hold securities of an issuer if 5% of the securities of such issuer are owned by those officers, directors or partners of the Fund or of its investment adviser, who each own beneficially more than 1/2 of 1% of the securities of that issuer;

          (e) purchase securities of issuers (other than issuers of Federal agency obligations or securities issued or guaranteed by any foreign country or asset-backed securities) that, including their predecessors or unconditional guarantors, have been in operation for less than three years, if by reason of such purchase the value of the Fund's investment in all such securities will exceed 5% of its total assets (valued at time of purchase);

          (f) mortgage, pledge, or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with options, futures, and options on futures;

          (g) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American stock exchange;

          (h) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers;

          (i) buy or sell an option on a security, a futures contract, or an option on a futures contract unless the option, the futures contract, or the option on the futures contract is offered through the facilities of a recognized securities association or listed on a recognized exchange or similar entity;

          (j) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

          (k) invest more than 5% of its net assets in restricted securities, other than securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933;

          (l) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which the Fund expects to receive in recapitalization, reorganization, or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales; or

          (m) invest more than 10% of its net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days.


                               PERFORMANCE INFORMATION

     From time to time the Fund may quote total return figures.  "Total
Return" for a period is the percentage change in value during the period of an investment in shares of a fund, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

          Average Annual Total Return is computed as follows:

               ERV = P(l+T)n

     Where:    P = a hypothetical initial investment of $1,000
               T = average annual total return
               n = number of years
               ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof)

          The Fund's Total Return and Average Total Return for various periods ended June 30, 1997 is shown below:


                                                Average Annual
                              Total Return      Total Return
                              ------------      --------------
          1 year                 11.3%               11.3%
          Life of Fund <F5>      64.6%               24.6%


          <F5> from March 28, 1995 (commencement of operations)

     The Fund imposes no sales charges and pays no distribution expenses.
Income taxes are not taken into account. Performance figures quoted by the Fund are not necessarily indicative of future results. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information about past performance is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     In advertising and sales literature, the performance of the Fund may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, other accounts or partnerships managed by Artisan Partners Limited Partners, and other competing investment and deposit products available from or through other financial insti-tutions. The composition of these indexes, averages or accounts differs from that of the Fund. Comparison of the Fund to an alternative investment should consider differences in features and expected performance.

     All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund generally believes to be accurate. The Fund also may note its mention (including performance or other comparative rankings) in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data. Newspapers and magazines and other media which might mention the Fund include, but are not limited to, the following:

      Atlanta Constitution          Mutual Fund Letter
      Barron's                      Mutual Fund News Service
      Boston Herald                 Mutual Fund Values
      Business Week                 Morningstar Publications
      Chicago Tribune               Newsweek
      Chicago Sun-Times             The New York Times
      Cleveland Plain Dealer        No-Load Fund Investor
      CNBC                          Outstanding Investor Digest
      CNN                           Pension World
      Crain's Chicago               Pensions and Investments
        Business                    Personal Investor
      Consumer Reports              Jane Bryant Quinn (syndicated
      Consumer Digest                 column)
      Financial World               Louis Rukeyser's Mutual Fund
      Forbes                        The San Francisco Chronicle
      Fortune                       Smart Money
      Fund Action                   Stranger's Investment Adviser
      Investor's Business Daily     13D Opportunities Report
      Kiplinger's Personal          Time
        Finance Magazine            United Mutual Fund Selector
      Knight-Ridder                 USA Today
      Los Angeles Times             U.S. News and World Report
      Milwaukee Business Journal    The Wall Street Journal
      Milwaukee Journal Sentinel    Working Woman
      Money                         Worth
                                    Your Money

     When a newspaper, magazine or other publication mentions the Fund, such mention may include: (i) listings of some or all of the Fund's holdings, (ii) descriptions of characteristics of some or all of the securities held by the Fund, including price-earnings ratios, earnings, growth rates and other statistical information, and comparisons of that information to similar statistics for the securities comprising any of the indexes or averages listed above; and (iii) descriptions of the Fund's or a portfolio manager's economic and market outlook, generally and for the Fund.

     The Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation.
     The performance of the Fund may be compared to the following indexes or averages:

      Dow-Jones Industrial Average              New York Stock Exchange
      Russell 2000 Small Stock Index            Composite Index
      Russell Mid-Cap Stock Index               American Stock Exchange
      Russell Mid-Cap Value Index               Composite Index
      Standard & Poor's 500 Stock Index         NASDAQ Composite
      Standard & Poor's 400 Industrials         NASDAQ Industrials
      Standard & Poor's Mid-Cap 400             (These indexes generally
      Index                                      reflect the performance
      Wilshire 5000                              of stocks traded in the
      Wilshire 4500                              indicated markets.)
      Wilshire 4000
      Wilshire Small-Cap Index
      Wilshire Small-Cap Value Index
        (These indexes are widely
         recognized indicators of general
         U.S. stock market results.)

     The performance of the Fund also may be compared to the following mutual fund industry indexes or averages: Value Line Index; Lipper Capital Appreciation Fund Average; Lipper Growth Funds Average; Lipper Small Company Growth Funds Average; Lipper General Equity Funds Average; Lipper Equity Funds Average; Lipper Small Company Growth Fund Index; ICD Aggressive Growth and Long Term Growth Funds Average; ICD Aggressive Growth Fund Large Index; ICD Aggressive Growth Fund Small Index; ICD Aggressive Growth Funds Average; ICD All Equity Funds Average; Morningstar Growth Average; Morningstar Small-Cap Funds Average; Morningstar Aggressive Growth Average; Morningstar U.S. Diversified Average; Morningstar Equity Fund Average; Morningstar Hybrid Fund Average; Morningstar All Equity Funds Average; and Morningstar General Equity Average.

     The ICD Indexes reflect the unweighted average total return of the largest twenty four funds within their respective category as calculated and published by ICD.

     The Lipper Small Company Growth Fund Index reflects the net asset value weighted total return of the largest thirty growth funds as calculated and published by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of more than 1,000 funds.

     The Lipper, ICD and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated and published by these independent services that monitor the performance of mutual funds. The Fund also may use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service. The Fund may compare its performance or ranking against all funds tracked by Lipper or another independent service.

     The Fund may cite its rating, recognition or other mention by Morningstar, Inc. ("Morningstar") or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a Fund's risk score (which is a function of the Fund's monthly returns less the 3-month Treasury bill return) from the Fund's load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

     To illustrate the historical returns on various types of financial assets, the Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types: common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills and Consumer Price Index. The Fund also may use historical data compiled by Prudential Securities, Inc., or by other similar sources believed by the Fund to be accurate, illustrating the past performance of small-capitalization stocks, large-capitalization stocks, common stocks, equity securities, growth stocks (small-capitalization, large-capitalization, or both) and value stocks (small-capitalization, large-capitalization, or both).

                              DIRECTORS AND OFFICERS

     Directors and officers of Artisan Funds, their dates of birth and their principal business occupations during at least the last five (5) years, are shown below. Directors deemed to be "interested persons" of Artisan Funds for purposes of the 1940 Act are indicated with an asterisk.

NAME AND DATE OF    POSITIONS HELD           PRINCIPAL OCCUPATIONS DURING
BIRTH               WITH REGISTRANT          PAST 5 YEARS
-----------------   ---------------------    ----------------------------------

Andrew A. Ziegler   Director, Chairman of    Managing Partner of Artisan
10/7/57             the Board and Chief      Partners; prior to founding
                    Executive Officer        Artisan Partners, president and
                                             chief operating officer of
                                             Strong/Corneliuson Capital
                                             Management ("Strong") and
                                             president of the Strong Funds from
                                             1990 to 1994; prior thereto,
                                             attorney with the law firm of
                                             Godfrey & Kahn, S.C., Milwaukee,
                                             WI.

Carlene Murphy      Director and President   Managing Partner of Artisan
Ziegler                                      Partners; prior to founding
6/20/56                                      Artisan Partners, a co-portfolio
                                             manager of the Strong Common
                                             Stock Fund, Strong Opportunity
                                             Fund and numerous institutional
                                             small-capitalization equity
                                             portfolios at Strong since March
                                             1991; prior thereto, a co-
                                             portfolio manager of the Stein
                                             Roe Special Fund.

David A. Erne        Director                Partner of the law firm Reinhart,
5/6/43                                       Boerner, Van Deuren, Norris &
                                             Rieselbach, S.C., Milwaukee, WI.

Thomas R. Hefty      Director                President of United Wisconsin
6/9/47                                       Services, Inc. (a provider of
                                             managed care and specialty
                                             business services) since 1986 and
                                             chairman of the board and chief
                                             executive officer since 1991; and
                                             chairman of the board of Blue
                                             Cross & Blue Shield United of
                                             Wisconsin (parent company of
                                             United Wisconsin Services, Inc.)
                                             since 1988 and president since
                                             1982.

Howard B. Witt       Director                President and chief executive
5/17/40                                      officer of Littelfuse, Inc. (a
                                             manufacturer of advanced circuit
                                             protection devices) since 1990
                                             and chairman of the board of
                                             Littelfuse since 1993; prior
                                             thereto executive vice president
                                             of Littelfuse; and director of
                                             Franklin Electric Co., Inc. (a
                                             manufacturer of electronic
                                             motors) since 1994.

John M. Blaser       Chief Financial         Chief financial officer of
11/2/56              Officer, Treasurer and  Artisan Partners; prior to
                     Secretary               joining Artisan Partners, senior
                                             vice president with Kemper
                                             Securities, Inc. since 1993;
                                             prior thereto, with Price
                                             Waterhouse.

Mark L. Yockey       Vice President          Partner of Artisan Partners; prior
6/5/56                                       to joining Artisan Partners,
                                             portfolio manager of the United
                                             International Growth Fund and vice
                                             president of Waddell & Reed
                                             (investment management firm) since
                                             January 1990; prior thereto,
                                             equity analyst for Waddell & Reed.

Sandra Jean Voss-    Vice President          Equity trader for Artisan
Reinhardt                                    Partners; prior to joining Artisan
3/6/64                                       Partners, equity trader with
                                             Northwestern Mutual since January
                                             1989, prior thereto, sales
                                             associate with Dean Witter
                                             Reynolds.

Millie Adams         Vice President          Co-portfolio manager of the Fund;
Hurwitz                                      prior to joining Artisan Partners,
12/16/62                                     co-portfolio manager at Stein Roe
                                             & Farnham Incorporated from 1992
                                             until 1995, and an analyst with
                                             OLC Corporation from 1989 to 1991.

Scott C.             Vice President          Portfolio manager, Artisan Small
Satterwhite                                  Cap Value Fund; prior to joining
7/15/57                                      Artisan Partners in June 1997,
                                             portfolio manager of the Biltmore
                                             Special Values Fund from August 1,
                                             1993 through May 31, 1997 and
                                             Senior Vice President and Manager
                                             of Personal Trust Portfolio
                                             Management for the Personal
                                             Financial Services Group of
                                             Wachovia Bank of North Carolina,
                                             N.A.

Andrew C. Stephens   Vice President          Portfolio manager, Artisan Mid Cap
10/31/63                                     Fund; co-manager of Strong Asset
                                             Allocation Fund at Strong,
                                             February 1993 through March 1997,
                                             and senior research analyst for
                                             Strong Common Stock Fund and
                                             Strong Opportunity Fund, September
                                             1994 through March 1996; prior to
                                             February 1933, head trader,
                                             Strong.

     The business address of the officers and directors affiliated with Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202. The addresses of the other directors are: Mr. Erne - 1000 N. Water Street, Milwaukee, Wisconsin 53202; Mr. Hefty - 401 W. Michigan Street, Milwaukee, Wisconsin 53203; and
Mr. Witt - 800 E. Northwest Highway, Des Plaines, Illinois 60016.

     Mr. Ziegler and Ms. Ziegler are married to each other.

     Mr. Ziegler and Ms. Ziegler serve as members of the Executive Committee of the Board of Directors. The Executive Committee, which meets between regular meetings of the Board, is authorized to exercise all of the powers of the Board of Directors.

     The only compensation paid to directors and officers of Artisan Funds for their services as such consists of an annual $5,000 retainer fee (per series of Artisan Funds) paid to directors who are not interested persons of Artisan Funds or Artisan Partners. Artisan Funds has no retirement or pension plans.

     The following table sets forth compensation paid by the Fund and by Artisan Funds, Inc. (comprised of the Fund and Artisan International Fund) during the fiscal year ended June 30, 1997 to each of the directors of the Fund.

                                                                       TOTAL
                                       PENSION OR                  COMPENSATION
                                       RETIREMENT                  FROM ARTISAN
                        AGGREGATE       BENEFITS      ESTIMATED   SMALL CAP FUND
                       COMPENSATION     ACCRUED         ANNUAL       AND FUND
NAME OF                FROM ARTISAN    AS PART OF   BENEFITS UPON  COMPLEX PAID
DIRECTOR              SMALL CAP FUND  FUND EXPENSES   RETIREMENT   TO DIRECTORS
--------              --------------  -------------   ----------   ------------
Andrew A. Ziegler       $      0       $    0           $  0         $      0
Carlene Murphy Ziegler         0            0              0                0
David A. Erne              5,000            0              0           10,000
Thomas R. Hefty            5,000            0              0           10,000
Howard B. Witt             5,000            0              0           10,000


     On September 30, 1997, the officers and directors of Artisan Funds as a group owned less than 1% of the outstanding shares of the Fund and less than 1% of the outstanding shares of Artisan Funds.

                              PRINCIPAL SHAREHOLDERS
     No person was known by Artisan Funds to own of record or beneficially 5% or more of the outstanding shares of the Fund at September 30, 1997 except for persons acting as nominees for their clients, without the power to vote or dispose of Fund shares.

                           INVESTMENT ADVISORY SERVICES
     Artisan Partners Limited Partnership ("Artisan Partners") provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement dated March 27, 1995 (the "Advisory Agreement"). Artisan Partners is a Delaware limited partnership. Artisan Investment Corporation was incorporated on December 7, 1994 for the sole purpose of acting as general partner of Artisan Partners. Mr. Ziegler and Ms. Ziegler, as officers of Artisan Investment

Corporation, manage Artisan Partners. The principal address of Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin
53202. Artisan Partners also has offices at 100 Pine Street, Suite 3250, San Francisco, California, and Five Concourse Parkway, Suite 208, Atlanta, Georgia 30328.

     In return for its services, the Fund pays Artisan Partners a monthly fee at the annual rate of 1% of the Fund's average daily net assets up to $500 million;
 .975 of 1% of average daily net assets from $500 million up to $750 million; .950 of 1% of average daily net assets from $750 million to $1 billion; and .925 of 1% of average daily net assets over $1 billion. Artisan Partners has undertaken to reimburse the Fund for certain expenses, as described in the prospectus. The advisory fees paid by the Fund to Artisan Partners during fiscal years 1997 and 1996, and for the period March 28, 1995 through June 30, 1995, aggregated $2,906,791, $2,734,855 and $66,510, respectively.

     The Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act of omission in connection with investment advisory or portfolio services under the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement.

     The Advisory Agreement may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of the Fund who are not "interested persons" of the Fund or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the portfolio. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                              PORTFOLIO TRANSACTIONS

     Artisan Partners places the orders for the purchase and sale of the Fund's portfolio securities and options and futures contracts. Artisan Partners' overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors also may enter into the decision. These include: Artisan Partners' knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; Artisan Partners' knowledge of the financial stability of the broker or dealer selected and such other problems of any broker or dealer. Recognizing the value of these factors, the Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by Artisan Partners' staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Artisan Partners, and reports are made annually to the board of directors.

     With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for the Fund, Artisan Partners often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, Artisan Partners uses internal allocation procedures to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Fund, to such brokers or dealers to ensure the continued receipt of research products or services Artisan Partners feels are useful. In certain instances, Artisan Partners receives from brokers and dealers products or services that are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, Artisan Partners makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by Artisan Partners (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by clients (including the Fund), while the portions of the costs attributable to non-research usage of such products or services is paid by Artisan Partners in cash. No person acting on behalf of the Fund is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of Artisan Partners and not all such research products or services are used in connection with the management of the Fund.

     With respect to the Fund's purchases and sales of portfolio securities transacted with a broker or dealer of a net basis, Artisan Partners also may consider the part, if any, played by the broker or dealer in bringing the security involved to Artisan Partners' attention, including investment research related to the security and provided to the Fund.

     During fiscal years 1997 and 1996, and during the period March 28, 1995 (commencement of operations) through June 30, 1995, the Fund paid brokerage commissions of $650,359, $942,389 and $309,765, respectively, to brokers who furnished research services to the Fund or Artisan Partners on purchases and sales aggregating $637,608,952, $775,778,115 and $92,293,148, respectively.

                        PURCHASING AND REDEEMING SHARES

     Purchases and redemptions are discussed in the prospectus under the headings "How to Buy Shares," and "How to Sell Shares." All of that information is incorporated herein by reference.

     Shares of the Fund may be purchased or redeemed through certain financial services companies, some of which may charge a transaction fee. The Fund may authorize from time to time certain financial services companies, broker-dealers or their designees ("authorized agents") to accept share purchase and redemption orders on the Fund's behalf. For purchase orders placed through an authorized agent, a shareholder will pay the Fund's NAV per share (see "Net Asset Value," below), next computed after the receipt by the authorized agent of such purchase order, plus any applicable transaction charge imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds which reflect the NAV per share next computed after the receipt by the authorized agent of the redemption order, less any redemption fees imposed by the agent.

     In some instances, an authorized agent or other financial services company may not charge any transaction fees directly to investors in the Fund. However, accounting and shareholder servicing services provided by such a company with respect to Fund shares held by that company for its customers, the company may charge a fee of up to 0.35% of the annual average value of those accounts. The Fund pays a portion of those fees not to exceed the estimated fees and expenses that the Fund would pay to its own transfer agent if the shares of the Fund held by such customers of the company were registered directly in their names on the books of the Fund's transfer agent. The balance of those fees is paid by Artisan Partners.

     NET ASSET VALUE. Share purchase and redemption orders will be priced at the Fund's net asset value next computed after such orders are received and accepted by: (i) the Fund; (ii) a broker-dealer or other financial services company authorized by the Fund to accept purchase and redemption orders on the Fund's behalf; or (iii) such authorized broker-dealer's designee. The net asset value of the shares of the Fund is determined as of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently 3:00 p.m., Central time) each day the NYSE is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the board of directors, net asset value of the Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. The net asset value per share of the Fund is determined by dividing the value of all its securities and other assets, less its liabilities, by the number of shares of the Fund outstanding.

     The Fund intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of readily marketable securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     The Fund reserves the right to suspend or postpone redemptions of its shares during any period when: (a) trading on the NYSE is restricted, as determined by the Commission, if the NYSE is closed for other than customary weekend and holiday closings; (b) the Commission has by order permitted such suspension; or (c) an emergency, as determined by the Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     The Fund and Artisan Partners each have adopted a code of ethics that, among other things, regulates the personal transactions in securities of certain officers, directors, partners and employees of the Fund and Artisan Partners.

                              ADDITIONAL TAX INFORMATION
     Artisan Funds intends for the Fund to continue to qualify as a "regulated investment company' under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and thus not be subject to federal income taxes on amounts which it distributes to shareholders.

     Your distributions will be taxable to you, under income tax law, whether received in cash or reinvested in additional shares. For federal income tax purposes, any distribution that is paid in January but was declared in the prior calendar year is deemed paid in the prior calendar year.

     You will be subject to income tax at ordinary rates on income dividends and distributions of net short-term capital gain. Distributions of mid-term capital gains will be taxable to you as mid-term capital gains. Distributions of net long-term capital gain will be taxable to you as long-term capital gain regardless of the length of time you have held your shares.

     You will be advised annually as to the source of distributions for tax purposes. If you are not subject to tax on your income, you will not be required to pay tax on these amounts.

     If you realize a loss on the sale of Fund shares held for six months or less, your short-term loss is recharacterized as long-term to the extent of any long-term capital gain distributions you have received with respect to those shares.

     The Taxpayer Relief Act of 1997 reduced from 28% to 20% the maximum tax rate on long-term capital gains. This reduced rate generally applies to securities held more than 18 months and sold after July 28, 1997, and securities held for more than one year and sold between May 6, 1997 and July 29, 1997.

     The Fund may be required to withhold federal income tax ("backup withholding") from certain payments to you, generally redemption proceeds. Backup withholding may be required if:

        - You fail to furnish your properly certified social security or other tax identification number;

        - You fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income;

        - The IRS informs the Fund that your tax identification number is incorrect.

     These certifications are contained in the application that you complete when you open your Fund account. The Fund must promptly pay the the IRS all amounts withheld. Therefore, it is not usually possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

     The Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

     In accordance with tax regulations, the Fund intends to treat securities in PFICs as sold on the last day of the Fund's fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which the Fund will be required to distribute even though it has not sold the security and received cash to pay such distributions.

     The discussion of taxation above is not intended to be a full discussion of income tax laws and their effect on shareholders. You are encouraged to consult your own tax advisor. The foregoing information applies to U.S. shareholders. Foreign shareholders should consult their tax advisors as to the tax consequences of ownership of Fund shares.

                                    CUSTODIAN

     State Street Bank & Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, MA 02171, acts as custodian of the securities and other assets of the Fund. State Street is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. State Street also performs portfolio accounting services for the Fund. State Street is not an affiliate of Artisan Partners or its affiliates. State Street is authorized to deposit securities in securities depositories for the use of services of sub-custodians.

                              INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 serves as the Fund's independent accountants, providing services including (i) audit of the annual financial statements; (ii) assistance and consultation in connection with Securities and Exchange Commission filings; and (iii) review of the annual income tax returns filed on behalf of the Fund.

                                FINANCIAL STATEMENTS

     The 1997 annual report to shareholders of the Fund, a copy of which accompanies this statement of additional information, contains financial statements, notes thereto, supplementary information entitled "Financial Highlights," and a report of independent accountants, all of which (but no other part of the annual report) are incorporated herein by reference. Additional copies of the annual report may be obtained from Artisan Funds at no charge by writing or telephoning Artisan Funds at the address or telephone number on the cover page of this statement of additional information.

                           ARTISAN INTERNATIONAL FUND
                              ARTISAN FUNDS, INC.
                      1000 North Water Street, Suite 1770
                           Milwaukee, Wisconsin 53202
                                (414) 390-6100
                                (800) 344-1770

                      STATEMENT OF ADDITIONAL INFORMATION

                                October 28, 1997

                         Supplemented January 14, 1998

     Artisan International Fund (the "Fund") is a series of Artisan Funds,
Inc. ("Artisan Funds"). This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus dated October 28, 1997 for Artisan International Fund, Artisan International Shares ("International Shares") and Artisan International Fund, Artisan International Institutional Shares ("Institutional Shares"), and any additional supplements to those prospectuses. Copies of the prospectuses can be obtained without charge by calling or writing to the Fund.



                               TABLE OF CONTENTS
                                                                           Page

Information about the Fund and Artisan Partners.............................B-2
Investment Objective and Policies...........................................B-2
Investment Techniques and Risks.............................................B-2
Investment Restrictions....................................................B-17
Performance Information....................................................B-20
Directors and Officers.....................................................B-24
Principal Shareholders.....................................................B-27
Investment Advisory Services...............................................B-27
Portfolio Transactions.....................................................B-28
Purchasing and Redeeming Shares............................................B-29
Additional Tax Information.................................................B-31
Custodian..................................................................B-33
Independent Accountants....................................................B-33
Financial Statements.......................................................B-33

                  INFORMATION ABOUT THE FUND AND ARTISAN PARTNERS

     The Fund is a series of Artisan Funds, Inc. ("Artisan Funds"). Artisan Partners Limited Partnership ("Artisan Partners") provides investment advisory services to the Fund.


     Artisan Funds strives to offer distinctive, high-value-added investment opportunities. Artisan Funds is not a "family" of indistinguishable products devised by marketers in a financial services conglomerate. Rather, Artisan Partners is a small partnership of investment professionals, focused on a limited number of distinct investment strategies, each of which is offered as a series of Artisan Funds. At the date of this statement of additional information, those series are (in addition to the Fund) are Artisan
Small Cap Fund, Artisan Mid Cap Fund and Artisan Small Cap Value Fund.
The portfolio manager of each Fund is a specialist in his or her market, with an investment process created and refined through years of experience - an artisan. At Artisan Funds, we believe that experienced, active managers investing in inefficient markets can produce superior returns over time. The Artisan Funds are intended for long-term investors who share on that belief.

     The Fund offers shares of two classes: International Shares and International Institutional Shares. Each class is offered pursuant to a separate prospectus. This Statement of Additional Information relates to both classes.


                        INVESTMENT OBJECTIVE AND POLICIES

     The discussion below supplements the description in the prospectus of the Fund's investment objective, policies and restrictions.

     Artisan International Fund invests for maximum long-term capital growth. The Fund seeks to achieve its objective by investing primarily in the stocks of foreign companies. The investment objective of the Fund may be changed by the board of directors without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund.

     The Fund invests primarily in equity securities, including common and preferred stocks, warrants or other similar rights, and convertible securities, of foreign issuers. The Fund also may invest in any other type of security, including debt securities.

                        INVESTMENT TECHNIQUES AND RISKS

FOREIGN SECURITIES

     Under normal market conditions, the Fund invests at least 65% of its total assets in foreign securities (including American Depository Receipts
("ADRs")), which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. The Fund may invest in sponsored or unsponsored ADRs.
In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. The Fund does not intend to invest more than 5% of its net assets in unsponsored ADRs.

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Managing Investment Exposure.")

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. Because U.S. and foreign stock markets typically move in different cycles, combining international and U.S. investments can protect an investment portfolio against the full impact of a downturn in any single market, thus helping to enhance returns by lowering risk.

     Although the Fund will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

DEBT SECURITIES

     In pursuing its investment objective, the Fund may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

     Investments in debt securities by the Fund may be in those that are within the four highest ratings categories of Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's") (generally referred to as "investment grade") or, if unrated, deemed to be of comparable quality by Artisan Partners. However, the Fund may invest up to 35% of its net assets in debt securities that are rated below investment grade. The Fund does not currently intend to invest more than 5% of its net assets in securities rated below investment grade.

     Debt securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by the Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security, but Artisan Partners will consider that fact in determining whether the Fund should continue to hold the security.

     Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

DEFENSIVE INVESTMENTS

     The Fund intends to be substantially fully invested in equity securities of non-U.S. issuers in ordinary circumstances, although the Fund may invest without limit in corporate or government obligations (U.S. or non-U.S.) or hold cash or cash equivalents if Artisan Partners determines that a temporary defensive position is advisable.

CONVERTIBLE SECURITIES

     Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

     The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of the convertible security will typically fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

     By investing in convertible securities, the Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible security, Artisan Partners will consider the same criteria that would be considered in purchasing the underlying stock. Although convertible securities purchased by the Fund are frequently rated investment grade, the Fund also may purchase unrated securities or securities rated below investment grade if the securities meet Artisan Partners' other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities. As a result, Artisan Partners' own investment research and analysis tends to be more important in the purchase of such securities than other factors.

MANAGING INVESTMENT EXPOSURE

     The Fund uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of its portfolio. These techniques include buying and selling options, futures contracts, or options on futures contracts, or entering into currency exchange contracts.

     These techniques are used by Artisan Partners to adjust the risk and return characteristics of the Fund's portfolio. If Artisan Partners judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques are used by the Fund for hedging, risk management or portfolio management purposes and not for speculation.

     Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

     Forward currency transactions may involve currencies of the different countries in which the Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. Currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular currency. Portfolio hedging allows the Fund to limit or reduce exposure in a foreign currency by entering into a forward contract to sell or buy such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency.
The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The Fund may not engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     Options on Securities and Indexes. The Fund may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ. The Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     The Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     A put option is "covered" if the Fund maintains assets with a value equal to the exercise price in a segregated account with its custodians, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

     If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the
                                    B-7

Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by the Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or expected events.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased.

     Futures Contracts and Options on Futures Contracts. The Fund may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index <F1> at a specified price and time. A public market exists in futures contracts covering a

<F1> A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

number of indexes (including, but not limited to:  the Standard &
Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

     The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase the Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     The Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     The success of any futures transaction depends on Artisan Partners correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Artisan Partners might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian or broker a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is generally set by the exchange on which the contract is traded and may be modified during the term of the contract (although the Fund's broker may require margin deposits in excess of the minimum required by the exchange). The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Risks Associated with Futures. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Limitations on Options and Futures. If other options, futures contracts, or futures options of types other than those described herein are traded in the future, the Fund also may use those investment vehicles, provided the board of directors determines that their use is consistent with the Fund's investment objective.

     The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," <F2> would exceed 5% of the Fund's total assets.

     When purchasing or selling a futures contract or writing a put option on a futures contract, the Fund must maintain with its custodian or broker assets (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian assets (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

     The Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," the Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and

<F2> A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of Regulation 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%).

     As long as the Fund continues to sell its shares in certain states and applicable state law or regulation so requires, the Fund's options and futures transactions also will be subject to certain non-fundamental investment restrictions set forth under "Investment Restrictions" in this statement of additional information.

     Taxation of Options and Futures. If the Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by the Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Fund is in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If the Fund writes an equity call option <F3> other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the

<F3> An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

     For Federal income tax purposes, the Fund generally is required to recognize for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of the hedged securities.

     If the Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions may be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for Federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) with respect to, or futures or "forward contracts" (as defined by the Act) with respect to, the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

     In order for the Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In addition, for tax years beginning before August 5, 1997, gains realized on the sale or other disposition of securities held less than three months must be less than 30% of the Fund's annual gross income. In order to avoid realizing excessive gains on securities held less than three months, the Fund may be required to defer the closing out of certain positions beyond the time when it would otherwise be advantageous to do so.

     The Fund intends to distribute to shareholders annually any capital gains that have been recognized for Federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions, together with gains on other Fund investments, to the extent such gains exceed recognized capital losses and any net capital loss carryovers of the Fund. Shareholders will be advised of the nature of such capital gain distributions.

RULE 144A SECURITIES

     The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act ("Rule 144A securities"). That Rule permits certain qualified institutional buyers, including investment companies that own and invest at least $100 million in securities, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Artisan Partners, under the supervision of the board of directors, will consider whether Rule 144A securities are illiquid and thus subject to the Fund's restriction of investing no more than 10% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Artisan Partners will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Artisan Partners could consider the (1) frequency of trades and quotes,
(2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, Artisan
Partners determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

LENDING OF PORTFOLIO SECURITIES

     Subject to restriction (3) under "Investment Restrictions" in this statement of additional information, the Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and also would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days.
The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Artisan Partners' judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Fund does not currently intend to loan more than 5% of its net assets.

REPURCHASE AGREEMENTS

     Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present minimum credit risks in accordance with guidelines approved by the board of trustees. Artisan Partners will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, Artisan Partners prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies, and other relevant factors.

     The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss.
However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; REVERSE REPURCHASE AGREEMENTS

     The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Artisan Partners deems it advisable for investment reasons. The Fund does not currently intend to have commitments to purchase when-issued securities in excess of 5% of its net assets.

     The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. However, reverse repurchase agreements will be treated as borrowing and subject to Artisan Funds' fundamental limitation on borrowing.

     At the time the Fund enters into a binding obligation to purchase securities on a when-issued or delayed-delivery basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.


SHORT SALES

     The Fund may make short sales "against the box." In a short sale, the Fund sells a borrowed security and is required to return the identical security to the lender. A short sale "against the box" involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale "against the box" enables the Fund to obtain the current market price of a security which it desires to sell but is unavailable for settlement. The Fund does not currently intend to have commitments to make short sales "against the box" in excess of 5% of its net assets.

LINE OF CREDIT

     Artisan Funds maintains a line of credit with a bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Fund would be subject to restriction (4) under "Investment Restrictions" in this statement of additional information.

PORTFOLIO TURNOVER

     Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. At times, the Fund may invest for short-term capital appreciation. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Fund's flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in the Fund, if it should occur, would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover also may result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for Federal income tax purposes. (See "Dividends, Capital Gains and Taxes" in the prospectus, and "Additional Tax Information" in this statement of additional information.)

                              INVESTMENT RESTRICTIONS
FUNDAMENTAL RESTRICTIONS

     Artisan Funds has adopted the following investment restrictions for Artisan International Fund, which may not be changed without the approval of the Fund's shareholders.

     The Fund may not:

     (1) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

     (2) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and
(b) forward contracts;

     (3) make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations which are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

     (4) borrow (including entering into reverse repurchase agreements), except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income and (b) enter into transactions in options, futures, and options on futures; <F4>

     (5) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (6) issue any senior security except to the extent permitted under the Investment Company Act of 1940;

     (7) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer,

<F4> The Fund will not purchase securities when total borrowings by the Fund are greater than 5% of its net asset value.

except for securities issued or guaranteed by the Government of the U.S. or any of its agencies or instrumentalities or repurchase agreements for such securities;

     (8) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer.

     The Fund's investment objective is not a fundamental restriction and, therefore, a change in the objective is not subject to shareholder approval. However, investors in the Fund will receive written notification at least 30 days' prior to any change in the Fund's investment objective.

NON-FUNDAMENTAL RESTRICTIONS

     The Fund also is subject to the following non-fundamental restrictions and policies, which may be changed by the board of directors. Many of these restrictions were formerly required by law or regulation of one or more states in which shares of the Fund are offered for sale. The Fund expects that certain of the following restrictions (including restrictions (a) and (d) through (j)) will be revised or eliminated, although no change in the Fund's operations is expected to result. The Fund may not:

     (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof if by reason thereof the value of the Fund's aggregate investment in such securities exceed 5% of its total assets (except that the Fund may enter into transactions in options, futures, and options on futures); and (iii) limited partnerships in real estate unless they are readily marketable;

     (b) invest in companies for the purpose of exercising control or management;

     (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the Fund's total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation, acquisition or reorganization; <F5>

<F5> As long as Fund shares are offered for sale in California and applicable
     California law or regulation so requires, the Fund will not acquire or retain the shares of other open-end investment companies.

     (d) purchase or hold securities of an issuer if 5% of the securities of such issuer are owned by those officers, directors or partners of the Fund or of its investment adviser, who each own beneficially more than 1/2 of 1% of the securities of that issuer;

     (e) purchase securities of issuers (other than issuers of Federal agency obligations or securities issued or guaranteed by any foreign country or asset-backed securities) that, including their predecessors or unconditional guarantors, have been in operation for less than three years, if by reason of such purchase the value of the Fund's investment in all such securities will exceed 5% of its total assets (valued at time of purchase);

    (f) mortgage, pledge, or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with options, futures, and options on futures;

    (g) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American stock exchange;

    (h) buy or sell an option on a security, a futures contract, or an option on a futures contract unless the option, the futures contract, or the option on the futures contract is offered through the facilities of a recognized securities association or listed on a recognized exchange or similar entity;

    (i) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 5% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

    (j) invest more than 10% of its net assets in restricted securities, other than securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933;

    (k) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which the Fund expects to receive in recapitalization, reorganization, or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales; or

    (l) invest more than 10% of its net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days.

                              PERFORMANCE INFORMATION

     From time to time the Fund may quote Total Return or Average Annual Total Return for its International Shares or its International Institutional Shares. "Total Return" for a period is the percentage change in value during the period of an investment in shares of that class of the Fund, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

     Average Annual Total Return is computed as follows:

               ERV = P(l+T)n

     Where:    P =       a hypothetical initial investment of $1,000
               T =       average annual total return
               n =       number of years
               ERV =     ending redeemable value of a hypothetical $1,000
                         investment made at the beginning of the period, at the end of the period (or fractional portion thereof)

          The Fund's Total Return and Average Total Return for various periods ended June 30, 1997 is shown below:


                                               Average Annual
                              Total Return      Total Return
                              ------------      ------------

          1 year                20.9%              20.9%
          Life of Fund <F6>     46.1%              28.5%


          <F6> from December 28, 1995 (commencement of operations)

     Total Return and Average Annual Total Return of Institutional Shares will be calculated in the same way as for International Shares. The performance of Institutional Shares will be different from the performance of International Shares because the expenses allocated to the classes will be different and their expense reimbursement or waiver arrangements may be different. Because the expense ratio for Institutional Shares is expected to be lower, the Total Return and Average Annual Total Return of Institutional Shares are expected to be greater than for International Shares.

     The Fund imposes no sales charges and pays no distribution expenses.
Income taxes are not taken into account. Performance figures quoted by the Fund are not necessarily indicative of future results. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information about past performance is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     In advertising and sales literature, the performance of International Shares or Institutional Shares may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, other accounts or partnerships managed by Artisan Partners, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or accounts differs from that of the Fund. Comparison of International Shares or Institutional Shares to an alternative investment should consider differences in features and expected performance.

     All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund generally believes to be accurate. The Fund also may note its mention (including performance or other comparative rankings) or mention of its officers or portfolio manager in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data. Mention of the Fund's portfolio manager may include reference to his management of another mutual fund, the past performance of which should not be considered an indication of the Fund's performance. Newspapers and magazines and other media which might mention the Fund or its officers or portfolio manager include, but are not limited to, the following:

      Atlanta Constitution          Mutual Fund Letter
      Barron's                      Mutual Fund News Service
      Boston Herald                 Mutual Fund Values
      Business Week                 Morningstar Publications
      Chicago Tribune               Newsweek
      Chicago Sun-Times             The New York Times
      Cleveland Plain Dealer        No-Load Fund Investor
      CNBC                          Outstanding Investor Digest
      CNN                           Pension World
      Crain's Chicago               Pensions and Investments
        Business                    Personal Investor
      Consumer Reports              Jane Bryant Quinn (syndicated
      Consumer Digest                 column)
      Financial World               Louis Rukeyser's Mutual Fund
      Forbes                        The San Francisco Chronicle
      Fortune                       Smart Money
      Fund Action                   Stranger's Investment Adviser
      Investor's Business Daily     13D Opportunities Report
      Kiplinger's Personal          Time
        Finance Magazine            United Mutual Fund Selector
      Knight-Ridder                 USA Today
      Los Angeles Times             U.S. News and World Report
      Milwaukee Business Journal    The Wall Street Journal
      Milwaukee Journal Sentinel    Working Woman
      Money                         Worth
                                    Your Money

     When a newspaper, magazine or other publication mentions the Fund, such mention may include: (i) listings of some or all of the Fund's holdings, (ii) descriptions of characteristics of some or all of the securities held by the Fund, including price-earnings ratios, earnings, growth rates and other statistical information, and comparisons of that information to similar statistics for the securities comprising any of the indexes or averages listed above; and (iii) descriptions of the Fund's or a portfolio manager's economic and market outlook, generally and for the Fund.

     The Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation.

     The performance of the Fund may be compared to the following indexes or averages:

  Dow-Jones Industrial Average           New York Stock Exchange Composite Index
  Standard & Poor's 500 Stock Index      American Stock Exchange Composite Index
  Standard & Poor's 400 Industrials      NASDAQ Composite
  Standard & Poor's Mid-Cap 400 Index    NASDAQ Industrials
  Wilshire 5000
  (These indexes are widely              (These indexes generally
   recognized indicators of general       reflect the performance
   U.S. stock market results.)            of  stocks traded in the
                                          indicated markets.)

Morgan Stanley Capital International Europe, Australasia and Far East (EAFE)
Index
Financial Times-Actuaries World Index (Ex-U.S.)
Morgan Stanley Capital International World Index
(These indexes are widely recognized indicators of the international markets)

     The performance of International Shares or Institutional Shares also may be compared to the following mutual fund industry indexes or averages: Lipper International & Global Funds Average; Lipper General Equity Funds Average; Lipper Equity Funds Average; Lipper International Index; ICD International Equity Funds Average; ICD All Equity Funds Average; ICD General Equity Average; ICD Global Equity Funds Average; ICD International Equity and Global Equity Funds Average; ICD Foreign Securities Index; Morningstar International Stock Average; Morningstar U.S. Diversified Average; Morningstar Equity Fund Average; Morningstar Hybrid Fund Average; Morningstar All Equity Funds Average; and Morningstar General Equity Average.

     The ICD Indexes reflect the unweighted average total return of the largest twenty four funds within their respective category as calculated and published by ICD.

     The Lipper International Fund index reflects the net asset value weighted return of the ten largest international funds.

     The Lipper, ICD and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated and published by these independent services that monitor the performance of mutual funds. The Fund also may use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service. The Fund may compare its performance or ranking against all funds tracked by Lipper or another independent service.

     The Fund may cite its rating, recognition or other mention by Morningstar, Inc. ("Morningstar") or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a Fund's risk score (which is a function of the Fund's monthly returns less the 3-month Treasury bill return) from the Fund's load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

     To illustrate the historical returns on various types of financial assets, the Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types: common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills and Consumer Price Index. The Fund also may use historical data compiled by Prudential Securities, Inc., Morgan Stanley Capital International, or other similar sources believed by the Fund to be accurate, illustrating the past performance of small-capitalization stocks, large-capitalization stocks, common stocks, equity securities, growth stocks (small-capitalization, large-capitalization, or both), value stocks (small-capitalization, large-capitalization, or both), the U.S. stock market generally, or the U.S. stock market compared to other stock markets throughout the world.

                                 DIRECTORS AND OFFICERS

     Directors and officers of Artisan Funds, their dates of birth and principal business occupations during at least the last five (5) years, are shown below. Directors deemed to be "interested persons" of Artisan Funds for purposes of the 1940 Act are indicated with an asterisk.

NAME AND DATE OF    POSITIONS HELD           PRINCIPAL OCCUPATIONS DURING
BIRTH               WITH REGISTRANT          PAST 5 YEARS
-----------------   ---------------          ----------------------------------
Andrew A. Ziegler   Director, Chairman of    Managing Partner of Artisan
10/7/57             the Board and Chief      Partners; prior to founding
                    Executive Officer        Artisan Partners, president and
                                             chief operating officer of
                                             Strong/Corneliuson Capital
                                             Management ("Strong") and
                                             president of the Strong Funds from
                                             1990 to 1994; prior thereto,
                                             attorney with the law firm of
                                             Godfrey & Kahn, S.C., Milwaukee,
                                             WI.

NAME AND DATE OF     POSITIONS HELD          PRINCIPAL OCCUPATIONS DURING
BIRTH                WITH REGISTRANT         PAST 5 YEARS
----------------     ---------------         ----------------------------------
Carlene Murphy       Director and President  Managing Partner of Artisan
Ziegler                                      Partners; prior to founding
6/20/56                                      Artisan Partners, a co-portfolio
                                             manager of the Strong Common
                                             Stock Fund, Strong Opportunity
                                             Fund and numerous institutional
                                             small-capitalization equity
                                             portfolios at Strong since March
                                             1991; prior thereto, a co-
                                             portfolio manager of the SteinRoe
                                             Special Fund.

David A. Erne        Director                Partner of the law firm Reinhart,
5/6/43                                       Boerner, Van Deuren, Norris &
                                             Rieselbach, S.C., Milwaukee, WI.


Thomas R. Hefty      Director                President of United Wisconsin
6/9/47                                       Services, Inc. (a provider of
                                             managed care and specialty
                                             business services) since 1986
                                             and chairman of the board and
                                             chief executive officer since
                                             1991; and chairman of the board
                                             of Blue Cross & Blue Shield
                                             United of Wisconsin (parent
                                             company of United Wisconsin
                                             Services, Inc.) since 1988 and
                                             president since 1982.

Howard B. Witt       Director                President and chief executive
5/17/40                                      officer of Littelfuse, Inc. (a
                                             manufacturer of advanced circuit
                                             protection devices) since 1990
                                             and chairman of the board of
                                             Littelfuse since 1993; prior
                                             thereto executive vice president
                                             of Littelfuse; and director of
                                             Franklin Electric Co., Inc. (a
                                             manufacturer of electronic
                                             motors) since 1994.

John M. Blaser       Chief Financial         Chief financial officer of
11/2/56              Officer, Treasurer and  Artisan Partners; prior to
                     Secretary               joining Artisan Partners, senior
                                             vice president with Kemper
                                             Securities, Inc. since 1993;
                                             prior thereto, with Price
                                             Waterhouse.

NAME AND DATE OF     POSITIONS HELD          PRINCIPAL OCCUPATIONS DURING
BIRTH                WITH REGISTRANT         PAST 5 YEARS
----------------     ---------------         -----------------------------------
Mark L. Yockey       Vice President          Partner of Artisan Partners;
 6/5/56                                      prior to joining Artisan
                                             Partners, portfolio manager of
                                             the United International Growth
                                             Fund and vice president of
                                             Waddell & Reed (investment
                                             management firm) since January
                                             1990; prior thereto, equity
                                             analyst for Waddell & Reed.

Sandra Jean Voss-    Vice President          Equity trader for Artisan
Reinhardt                                    Partners; prior to joining
3/6/64                                       Artisan Partners, equity trader
                                             with Northwestern Mutual since
                                             January 1989, prior thereto,
                                             sales associate with Dean Witter
                                             Reynolds.

Millie Adams         Vice President          Co-portfolio manager of Artisan
Hurwitz                                      Small Cap Fund; prior to joining
12/16/62                                     Artisan Partners, co-portfolio
                                             manager at Stein Roe & Farnham
                                             Incorporated from 1992 until
                                             1995; and an analyst with OLC
                                             Corporation from 1989 to 1991.

Scott C.             Vice President          Portfolio manager, Artisan Small
Satterwhite                                  Cap Value Fund; prior to joining
7/15/57                                      Artisan Partners in June 1997,
                                             portfolio manager of the Biltmore
                                             Special Values Fund from August
                                             1, 1993 through May 31, 1997 and
                                             Senior Vice President and Manager
                                             of Personal Trust Portfolio
                                             Management for the Personal
                                             Financial Services Group of
                                             Wachovia Bank of North Carolina,
                                             N.A.

Andrew C. Stephens   Vice President          Portfolio manager, Artisan Mid
10/31/63                                     Cap Fund; co-manager of Strong
                                             Asset Allocation Fund at Strong,
                                             February 1993 through March 1997,
                                             and senior research analyst for
                                             Strong Common Stock Fund and
                                             Strong Opportunity Fund,
                                             September 1994 through March
                                             1996; prior to February 1933,
                                             head trader, Strong.

     The business address of the officers and directors affiliated with Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202. The addresses of the other directors are: Mr. Erne - 1000 N. Water Street, Milwaukee, Wisconsin 53202; Mr. Hefty - 401

W. Michigan Street, Milwaukee, Wisconsin 53203; and Mr. Witt - 800 E. Northwest Highway, Des Plaines, Illinois 60016.

     Mr. Ziegler and Ms. Ziegler are married to each other.

     Mr. Ziegler and Ms. Ziegler serve as members of the Executive Committee of the Board of Directors. The Executive Committee, which meets between regular meetings of the Board, is authorized to exercise all of the powers of the Board of Directors.

     The only compensation paid to directors and officers of Artisan Funds for their services as such consists of an annual $5,000 retainer fee (per series of Artisan Funds) paid to directors who are not interested persons of Artisan Funds or Artisan Partners. Artisan Funds has no retirement or pension plans.

     The following table sets forth compensation paid by the Fund and by Artisan Funds (comprised of the Fund and Artisan Small Cap Fund) during the fiscal year ended June 30, 1996 to each of the directors of Artisan Funds.

                                        PENSION OR                    TOTAL
                                        RETIREMENT                 COMPENSATION
                         AGGREGATE       BENEFITS     ESTIMATED    FROM ARTISAN
                        COMPENSATION      ACCRUED      ANNUAL      INTERNATIONAL
                        FROM ARTISAN    AS PART OF    BENEFITS     FUND AND FUND
                        INTERNATIONAL      FUND         UPON       COMPLEX PAID
NAME OF DIRECTOR            FUND         EXPENSES     RETIREMENT   TO DIRECTORS
----------------        -------------   ----------    ----------   ------------
Andrew A. Ziegler         $     0        $     0        $     0       $     0
Carlene Murphy Ziegler          0              0              0             0
David A. Erne               2,500              0              0        10,000
Thomas R. Hefty             2,500              0              0        10,000
Howard B. Witt              2,500              0              0        10,000


     As of September 30, 1997, the directors and officers of Artisan Funds, as a group, owned less than 1% of the outstanding shares of the Fund and less than 1% of the outstanding shares of Artisan Funds.

                              PRINCIPAL SHAREHOLDERS

     No person was known by Artisan Funds to own of record or beneficially 5% or more of the outstanding shares of the Fund at September 30, 1997 except for persons acting as nominees for their clients, without the power to vote or dispose of Fund shares.

                          INVESTMENT ADVISORY SERVICES

     Artisan Partners Limited Partnership ("Artisan Partners") provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement dated December 27, 1995 (the "Advisory Agreement"). Artisan
Partners is a Delaware limited partnership. Artisan Investment Corporation was incorporated on December 7, 1994 for the sole purpose of acting as general partner of Artisan Partners. Mr. Ziegler and Ms. Ziegler, as officers of Artisan

Investment Corporation, manage Artisan Partners. The principal address of Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202. Artisan Partners also has offices at 100 Pine Street, Suite 3250, San Francisco, California and Five Concourse Parkway, Suite 2120, Atlanta, Georgia 30328.

     In return for its services, the Fund pays Artisan Partners a monthly fee at the annual rate of 1% of the Fund's average daily net assets up to $500 million;
 .975 of 1% of average daily net assets from $500 million up to $750 million; .950 of 1% of average daily net assets from $750 million to $1 billion; and .925 of 1% of average daily net assets over $1 billion. Artisan Partners has undertaken to reimburse the Fund for any ordinary operating expenses in excess of 2.50% of average net asset annually. The advisory fees paid by the Fund to Artisan Partners during fiscal year 1997 and for the period December 28, 1995 through June 30, 1996, totalled $2,444,080 and $133,215, respectively.

     The Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement.

     The Advisory Agreement may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of the Fund who are not "interested persons" of the Fund or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the portfolio. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                              PORTFOLIO TRANSACTIONS

     Artisan Partners places the orders for the purchase and sale of the Fund's portfolio securities and options and futures contracts. Artisan Partners' overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors also may enter into the decision. These include: Artisan Partners' knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; Artisan Partners' knowledge of the financial stability of the broker or dealer selected and such other problems of any broker or dealer. Recognizing the value of these factors, the Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by Artisan Partners' staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Artisan Partners, and reports are made annually to the board of directors.

     With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for the Fund, Artisan Partners often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, Artisan Partners uses internal allocation procedures to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Fund, to such brokers or dealers to ensure the continued receipt of research products or services Artisan Partners feels are useful. In certain instances, Artisan Partners receives from brokers and dealers products or services that are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, Artisan Partners makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by Artisan Partners (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by clients (including the Fund), while the portions of the costs attributable to non-research usage of such products or services is paid by Artisan Partners in cash. No person acting on behalf of the Fund is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of Artisan Partners and not all such research products or services are used in connection with the management of the Fund.

     With respect to the Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, Artisan Partners also may consider the part, if any, played by the broker or dealer in bringing the security involved to Artisan Partners' attention, including investment research related to the security and provided to the Fund.

     During the fiscal year ended June 30, 1997 and during the period December 28, 1995 (commencement of operations) through June 30, 1996, the Fund paid brokerage commissions of $2,960,678 and $425,266, respectively, to brokers who furnished research services to the Fund or Artisan Partners on purchases and sales aggregating $824,170,635 and $97,912,681, respectively.

                        PURCHASING AND REDEEMING SHARES

     Purchases and redemptions are discussed in the prospectus under the headings "How to Buy Shares" and "How to Sell Shares" in the International Shares prospectus and "Purchasing and Redeeming Shares" in the International Institutional Shares prospectus. All of that information is incorporated herein by reference.

     Shares of the Fund may be purchased or redeemed through certain financial services companies, some of which may charge a transaction fee. The Fund may authorize from time to time certain financial services companies, broker-dealers or their designees ("authorized agents") to accept share purchase and redemption orders on the Fund's behalf. For purchase orders placed through an authorized agent, a shareholder will pay the Fund's NAV per share (see "Net Asset Value," below), next computed after the receipt by the authorized agent of such purchase order, plus any applicable transaction charge imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds which reflect the NAV per share next computed after the receipt by the authorized agent of the redemption order, less any redemption fees imposed by the agent.

     In some instances, an authorized agent or other financial services company may not charge any transaction fees directly to investors in the Fund. However, for accounting and shareholder servicing services provided by such a company with respect to International Shares of the Fund held by that company for its customers, the company may charge a fee (currently up to 0.35%) of the annual average value of those accounts. The Fund pays a portion of those fees not to exceed the estimated fees and expenses that the Fund would pay to its own transfer agent if the shares of the Fund held by such customers of the company were registered directly in their names on the books of the Fund's transfer agent. That portion of the fee paid by the Fund is allocated to the International Shares. The balance of those fees is paid by Artisan Partners.

     Net Asset Value. Share purchase and redemption orders will be priced at the net asset value for the applicable class of shares next computed after such orders are received and accepted by: (i) the Fund; (ii) a broker-dealer or other financial services company authorized by the Fund to accept purchase and redemption orders on the Fund's behalf; or (iii) such authorized broker-dealer's designee. The net asset value of the shares of each class of the Fund is determined as of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently 3:00 p.m., Central time) each day the NYSE is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the board of directors, net asset value of the Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. The net asset value per share of each class of shares the Fund is determined by dividing the value of that class's pro rata portion of all the Fund's securities and other assets, subtracting that class's pro rata portion of the Fund's liabilities and any liabilities specifically allocated to that class, by the number of shares of that class outstanding.

     Trading in the portfolio securities of the Fund takes place in various foreign markets on certain days (such as Saturdays or U.S. holidays) when Artisan Funds is not open for business and the net asset value of the Fund is not calculated. Conversely, trading in the Fund's portfolio securities may not occur on days when Artisan Funds is open. As a result, the calculation of net asset value does not take place contemporaneously with the determinations of the prices of many of the Fund's portfolio securities and the value of the Fund's portfolio may be significantly affected on days when shares of the Fund may not be purchased or redeemed.

     The Fund intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of readily marketable securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     The Fund reserves the right to suspend or postpone redemptions of its shares during any period when: (a) trading on the NYSE is restricted, as determined by the Commission, if the NYSE is closed for other than customary weekend and holiday closings; (b) the Commission has by order permitted such suspension; or (c) an emergency, as determined by the Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     The Fund and Artisan Partners each have adopted a code of ethics that, among other things, regulates the personal transactions in securities of certain officers, directors, partners and employees of the Fund and Artisan Partners.

                              ADDITIONAL TAX INFORMATION

     Artisan Funds intends for the Fund to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and thus not be subject to federal income taxes on amounts which it distributes to shareholders.

     Your distributions will be taxable to you, under income tax law, whether received in cash or reinvested in additional shares. For federal income tax purposes, any distribution that is paid in January but was declared in the prior calendar year is deemed paid in the prior calendar year.

     You will be subject to income tax at ordinary rates on income dividends and distributions of net short-term capital gain. Distributions of mid-term capital gains will be taxable to you as mid-term capital gains. Distributions of net long-term capital gain will be taxable to you as long-term capital gain regardless of the length of time you have held your shares.

     You will be advised annually as to the source of distributions for tax purposes. If you are not subject to tax on your income, you will not be required to pay tax on these amounts.

     If you realize a loss on the sale of Fund shares held for six months or less, your short-term loss is recharacterized as long-term to the extent of any long-term capital gain distributions you have received with respect to those shares.

     The Taxpayer Relief Act of 1997 reduced from 28% to 20% the maximum tax rate on long-term capital gains. This reduced rate generally applies to securities held more than 18 months and sold after July 28, 1997, and securities held for more than one year and sold between May 6, 1997 and July 29, 1997.

     The Fund may be required to withhold federal income tax ("backup withholding') from certain payments to you, generally redemption proceeds. Backup withholding may be required if:

        - You fail to furnish your properly certified social security or other tax identification number;

        - You fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income;

        - The IRS informs the Fund that your tax identification number is incorrect.

     These certifications are contained in the application that you complete when you open your Fund account. The Fund must promptly pay the the IRS all amounts withheld. Therefore, it is not usually possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

     To the extent the Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxed, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the Fund's total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Fund will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund, and (ii) the portion of Fund dividends which represent income from each foreign country if the Fund qualifies to pass along such credit.

     The Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

     In accordance with tax regulations, the Fund intends to treat PFICs as sold on the last day of the Fund's fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which the Fund will be required to distribute even though it has not sold the security and received cash to pay such distributions.

                                    CUSTODIAN

     State Street Bank & Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, MA 02171, acts as custodian of the securities and other assets of the Fund. State Street is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. State Street also performs portfolio accounting services for the Fund. State Street is not an affiliate of Artisan Partners or its affiliates. State Street is authorized to deposit securities in securities depositories for the use of services of sub-custodians.

                              INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 serves as the Fund's independent accountants, providing services including (i) audit of the annual financial statements; (ii) assistance and consultation in connection with Securities and Exchange Commission filings; and (iii) review of the annual income tax returns filed on behalf of the Fund.

                                FINANCIAL STATEMENTS

     Audited Financial Statements. The 1997 annual report to shareholders of the Fund, a copy of which accompanies this Statement of Additional Information, contains financial statements, notes thereto, supplementary information entitled "Financial Highlights," and a report of independent accountants, all of which (but no other part of the annual report) are incorporated herein by reference. The "Financial Highlights" included in the annual report relate to the Fund's International Shares. Additional copies of the annual report may be obtained from Artisan Funds at no charge by writing or telephoning Artisan Funds at the address or telephone number on cover page of this Statement of Additional Information.

                             ARTISAN MID CAP FUND
                              ARTISAN FUNDS, INC.
                      1000 North Water Street, Suite 1770
                           Milwaukee, Wisconsin 53202
                        (414) 390-6100   (800) 344-1770

                      STATEMENT OF ADDITIONAL INFORMATION

                                October 28, 1997

                           Supplemented January 14, 1998

     Artisan Mid Cap Fund (the "Fund") is a series of Artisan Funds, Inc. ("Artisan Funds"). This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus of the Fund dated October 28, 1997 and any supplement to the prospectus. That prospectus can be obtained without charge by calling or writing to the Fund at the telephone numbers and address shown above.


                               TABLE OF CONTENTS
                                                                Page
                                                               -----



Information about the Fund and Artisan Partners..................B-2
Investment Objective and Policies................................B-2
Investment Techniques and Risks..................................B-2
Investment Restrictions.........................................B-17
Performance Information.........................................B-19
Directors and Officers..........................................B-22
Investment Advisory Services....................................B-25
Portfolio Transactions..........................................B-26
Purchasing and Redeeming Shares.................................B-27
Additional Tax Information......................................B-29
Custodian.......................................................B-30
Independent Accountants.........................................B-30



              INFORMATION ABOUT THE FUND AND ARTISAN PARTNERS

     The Fund is a series of Artisan Funds, Inc. ("Artisan Funds"). Artisan Partners Limited Partnership ("Artisan Partners") provides investment advisory services to the Fund.

     Artisan Funds strives to offer distinctive, high-value-added investment opportunities. Artisan Funds is not a "family" of indistinguishable products devised by marketers in a financial services conglomerate. Rather, Artisan Partners is a small partnership of investment professionals, focused on a limited number of distinct investment strategies, each of which is offered as a series of Artisan Funds. At the date of this statement of additional information, those series are (in addition to the Fund) are Artisan
Small Cap Fund, Artisan International Fund, and Artisan Small Cap Value Fund. The portfolio manager of each Fund is a specialist in his or her market, with an investment process created and refined through years of experience - an artisan. At Artisan Funds, we believe that experienced, active managers investing in inefficient markets can produce superior returns over time.
The Artisan Funds are intended for long-term investors who share on that belief.


     The discussion below supplements the description in the prospectus of the Fund's investment objectives, policies and restrictions.

                          INVESTMENT OBJECTIVE AND POLICIES

     Artisan Mid Cap Fund invests for maximum long-term capital growth. The Fund invests primarily in the common stocks of medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index (the "MidCap Index"). As of September
30, 1997, the MidCap Index included companies with capitalizations between approximately $250 million and $12 billion. the market capitalization range in which the Fund invests will change as the range of the companies included in the MidCap Index changes. The investment objective of the Fund may be changed by the board of directors without the approval of a "majority of the outstanding voting securities' (as defined in the Investment Company Act of 1940) of the Fund.

     The Fund invests primarily in equity securities, including common and preferred stocks, warrants or other similar rights, and convertible securities. In addition, the Fund may from time to time have significant portions of its portfolio invested in foreign securities. The Fund also may invest in any other type of security, including debt securities.

                            INVESTMENT TECHNIQUES AND RISKS

FOREIGN SECURITIES

     The Fund may invest up to 25% of its total assets in foreign securities (including American Depository Receipts ("ADRs")), which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. The Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. The Fund does not intend to invest more than 5% of its net assets in unsponsored ADRs.

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Managing Investment Exposure.")

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

     Although the Fund will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

DEBT SECURITIES

     In pursuing its investment objective, the Fund may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

     Investments in debt securities by the Fund may be in those that are within the four highest ratings categories of Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc.

("Moody's") (generally referred to as "investment grade") or, if unrated, deemed to be of comparable quality by Artisan Partners. However, the Fund may invest up to 35% of its net assets in debt securities that are rated below investment grade. The Fund does not currently intend to invest more than 5% of its net assets in securities rated below investment grade.

     Debt securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by the Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security, but Artisan Partners will consider that fact in determining whether the Fund should continue to hold the security.

     Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

DEFENSIVE INVESTMENTS

     The Fund intends to be substantially fully invested in equity securities in ordinary circumstances, although the Fund may invest without limit in corporate or government obligations or hold cash or cash equivalents if Artisan Partners determines that a temporary defensive position is advisable.

CONVERTIBLE SECURITIES

     Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

     The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of the convertible security will typically fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

     By investing in convertible securities, the Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible security, Artisan Partners will consider the same criteria that would be considered in purchasing the underlying stock. Although convertible securities purchased by the Fund are frequently rated investment grade, the Fund also may purchase unrated securities or securities rated below investment grade if the securities meet Artisan Partners' other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities. As a result, Artisan Partners' own investment research and analysis tends to be more important in the purchase of such securities than other factors.

MANAGING INVESTMENT EXPOSURE

     The Fund uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of its portfolio. These techniques include buying and selling options, futures contracts, or options on futures contracts, or entering into currency exchange contracts.

     These techniques are used by Artisan Partners to adjust the risk and return characteristics of the Fund's portfolio. If Artisan Partners judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques are used by the Fund for hedging, risk management or portfolio management purposes and not for speculation.

     Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

     Forward currency transactions may involve currencies of the different countries in which the Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. Currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular currency. Portfolio hedging allows the Fund to limit or reduce exposure in a foreign currency by entering into a forward contract to sell or buy such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S.

dollar liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies.
In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The Fund may not engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     Options on Securities and Indexes. The Fund may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on the Nasdaq National Market. The Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months).
The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     The Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by the Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.
A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or expected events.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

     Futures Contracts and Options on Futures Contracts. The Fund may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index <F1> at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

<F1> A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

     The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase the Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more 2effectively and perhaps at a lower cost by using futures contracts and futures options.

     The Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     The success of any futures transaction depends on Artisan Partners correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Artisan Partners might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian or broker a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is generally set by the exchange on which the contract is traded, although the margin requirement may be modified during the term of the contract and the Fund's broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Risks Associated with Futures. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Limitations on Options and Futures. If other options, futures contracts, or futures options of types other than those described herein are traded in the future, the Fund also may use those investment vehicles, provided the board of directors determines that their use is consistent with the Fund's investment objective.

     The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," <F2> would exceed 5% of the Fund's total assets.

     When purchasing a futures contract or writing a put option on a futures contract, the Fund must maintain with its custodian (or broker, if legally permitted) assets (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian assets (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

     The Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," the Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of Regulation 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%).

<F2> A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     As long as the Fund continues to sell its shares in certain states and applicable state law or regulation so requires, the Fund's options and futures transactions also will be subject to certain non-fundamental investment restrictions set forth under "Investment Restrictions" in this statement of additional information.

     Taxation of Options and Futures. If the Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid, plus other capitalized costs of the option, is a capital gain or loss.

     If a call or put option written by the Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise, plus other capitalized costs of the option, and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Fund is in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If the Fund writes an equity call option <F3> other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into, plus other capitalized costs of the option, and the settlement price on the earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

     For Federal income tax purposes, the Fund generally is required to recognize for each taxable year its net unrealized gains and losses as of the end of the year on futures, and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized

<F3> An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of the hedged securities.

     If the Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions may be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for Federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) with respect to, or futures or "forward contracts" (as defined by the Act) with respect to, the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

     In order for the Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In addition, for tax years beginning before August 5, 1997, gains realized on the sale or other disposition of securities held less than three months must be less than 30% of the Fund's annual gross income. In order to avoid realizing excessive gains on securities held less than three months, the Fund may be required to defer the closing out of certain positions beyond the time when it would otherwise be advantageous to do so.

     The Fund intends to distribute to shareholders annually any capital gains that have been recognized for Federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions, together with gains on other Fund investments, to the extent such gains exceed recognized capital losses and any net capital loss carryovers of the Fund. Shareholders will be advised of the nature of such capital gain distributions.

     This section is not intended to be a full discussion of present or proposed federal income tax laws and the effect of such laws on the Fund or an investor. Investors are urged to consult their own tax advisers for a complete review of the tax ramifications of an investment in the Fund.

RULE 144A SECURITIES

     The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act ("Rule 144A securities'). That Rule permits certain qualified institutional buyers, including investment companies that own and invest at least $100 million in securities, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Artisan Partners, under the supervision of the board of directors, will consider whether Rule 144A securities are illiquid and thus subject to the Fund's restriction of investing no more than 10% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Artisan Partners will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Artisan Partners could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, Artisan Partners determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

LENDING OF PORTFOLIO SECURITIES

     Subject to restriction (3) under "Investment Restrictions" in this statement of additional information, the Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and also would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days.
The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Artisan Partners' judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including
(a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Fund does not currently intend to loan more than 5% of its net assets.

REPURCHASE AGREEMENTS

     Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present minimum credit risks in accordance with guidelines approved by the board of trustees. Artisan Partners will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, Artisan Partners' prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies, and other relevant factors.

     The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss.
However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; REVERSE REPURCHASE AGREEMENTS

     The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Artisan Partners deems it advisable for investment reasons. The Fund does not currently intend to have commitments to purchase when-issued securities in excess of 5% of its net assets.

     The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. However, reverse repurchase agreements will be treated as borrowing and subject to the Artisan Funds' fundamental limitation on borrowing.

     At the time the Fund enters into a binding obligation to purchase securities on a when-issued or delayed-delivery basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

SHORT SALES

     The Fund may make short sales "against the box." In a short sale, the Fund sells a borrowed security and is required to return the identical security to the lender. A short sale "against the box" involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale "against the box" enables the Fund to obtain the current market price of a security which it desires to sell but is unavailable for settlement. The Fund does not currently intend to have commitments to make short sales "against the box" in excess of 5% of its net assets.

LINE OF CREDIT

     Artisan Funds maintains a line of credit with a bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Fund would be subject to restriction (4) under "Investment Restrictions" in this statement of additional information.

PORTFOLIO TURNOVER

     Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. At times, the Fund may invest for short-term capital appreciation. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Fund's flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in the Fund, if it should occur, would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover also may result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for Federal income tax purposes. (See "Dividends, Capital Gains, and Taxes" in the prospectus, and "Additional Tax Information" in this statement of additional information.)

                                 INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

     Artisan Funds has adopted the following investment restrictions which may not be changed without the approval of the Fund's shareholders, under which the Fund may not:

(1) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

(2) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

(3) make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations which are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(4) borrow (including entering into reverse repurchase agreements), except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income and (b) enter into transactions in options, futures, and options on futures; <F4>

(5) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(6) issue any senior security except to the extent permitted under the Investment Company Act of 1940;

(7) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the Government of the U.S. or any of its agencies or instrumentalities or repurchase agreements for such securities;


<F4> The Fund will not purchase securities when total borrowings by the Fund are greater than 5% of its net asset value.

(8) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer.

     The Fund's investment objective is not a fundamental restriction and, therefore, a change in the objective is not subject to shareholder approval. However, investors in the Fund will receive written notification at least 30 days' prior to any change in the Fund's investment objective.

NON-FUNDAMENTAL RESTRICTIONS

     The Fund also is subject to the following non-fundamental restrictions and policies, which may be changed by the board of directors:

(a)  invest in companies for the purpose of exercising control or management;

(b) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the Fund's total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation, acquisition or reorganization;

(c) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers;

(d) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which the Fund expects to receive in recapitalization, reorganization, or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales; or

(e) invest more than 10% of its net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days.

(f) under normal market conditions, invest less than 65% of its total assets in securities of issuers having aggregate common stock market capitalizations within the range of the aggregate common stock market capitalizations of issuers included in the S&P MidCap 400 Index, in each case at the time of investment.

                               PERFORMANCE INFORMATION

     From time to time the Fund may quote total return figures.  "Total
Return" for a period is the percentage change in value during the period of an investment in shares of a fund, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return' is the average annual compounded rate of change in value represented by the Total Return for the period.

     Average Annual Total Return is computed as follows:

               ERV = P(l+T)n

     Where:    P = a hypothetical initial investment of $1,000
               T = average annual total return
               n = number of years
               ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof)

     The Fund imposes no sales charges and pays no distribution expenses.
Income taxes are not taken into account. Performance figures quoted by the Fund are not necessarily indicative of future results. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information about past performance is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     In advertising and sales literature, the performance of the Fund may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, other accounts or partnerships managed by Artisan Partners Limited Partners, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or accounts differs from that of the Fund. Comparison of the Fund to an alternative investment should consider differences in features and expected performance.

     All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund generally believes to be accurate. The Fund also may note its mention (including performance or other comparative rankings) in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data. Newspapers and magazines and other media which might mention the Fund include, but are not limited to, the following:

      Atlanta Constitution          Mutual Fund Letter
      Barron's                      Mutual Fund News Service
      Boston Herald                 Mutual Fund Values
      Business Week                 Morningstar Publications
      Chicago Tribune               Newsweek
      Chicago Sun-Times             The New York Times
      Cleveland Plain Dealer        No-Load Fund Investor
      CNBC                          Outstanding Investor Digest
      CNN                           Pension World
      Crain's Chicago               Pensions and Investments
        Business                    Personal Investor
      Consumer Reports              Jane Bryant Quinn
      Consumer Digest                 (syndicated column)
      Financial World               Louis Rukeyser's Mutual Fund
      Forbes                        The San Francisco Chronicle
      Fortune                       Smart Money
      Fund Action                   Stranger's Investment Adviser
      Investor's Business Daily     13D Opportunities Report
      Kiplinger's Personal          Time
        Finance Magazine            United Mutual Fund Selector
      Knight-Ridder                 USA Today
      Los Angeles Times             U.S. News and World Report
      Milwaukee Business Journal    The Wall Street Journal
      Milwaukee Journal Sentinel    Working Woman
      Money                         Worth
                                    Your Money


     When a newspaper, magazine or other publication mentions the Fund, such mention may include: (i) listings of some or all of the Fund's holdings, (ii) descriptions of characteristics of some or all of the securities held by the Fund, including price-earnings ratios, earnings, growth rates and other statistical information, and comparisons of that information to similar statistics for the securities comprising any of the indexes or averages listed above; and (iii) descriptions of the Fund's or a portfolio manager's economic and market outlook, generally and for the Fund.

     The Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation.

     The performance of the Fund may be compared to the following indexes or averages:

Dow-Jones Industrial Average         New York Stock Exchange Composite Index
Russell 2000 Small Stock Index       American Stock Exchange Composite Index
Russell Mid-Cap Stock Index          NASDAQ Composite
Russell Mid-Cap Growth Index         NASDAQ Industrials
Standard & Poor's 500 Stock Index
Standard & Poor's 400 Industrials
Standard & Poor's Mid-Cap 400 Index     (These indexes generally reflect the
Standard & Poor's Mid-Cap Growth Index   performance of stocks traded in the
Wilshire 5000                            indicated markets.)
Wilshire 4500
Wilshire 4000
Wilshire Small-Cap Index
 (These indexes are widely
  recognized indicators of general
  U.S. stock market results.)

     The performance of the Fund also may be compared to the following mutual fund industry indexes or averages: Value Line Index; Lipper Capital Appreciation Fund Average; Lipper Growth Funds Average; Lipper Small Company Growth Funds Average; Lipper General Equity Funds Average; Lipper Equity Funds Average; Lipper Small Company Growth Fund Index; ICD Aggressive Growth and Long Term Growth Funds Average; ICD Aggressive Growth Fund Large Index; ICD Aggressive Growth Fund Small Index; ICD Aggressive Growth Funds Average; ICD All Equity Funds Average; Morningstar Growth Average; Morningstar Small-Cap Funds Average; Morningstar Aggressive Growth Average; Morningstar U.S. Diversified Average; Morningstar Equity Fund Average; Morningstar Hybrid Fund Average; Morningstar All Equity Funds Average; and Morningstar General Equity Average.

     The ICD Indexes reflect the unweighted average total return of the largest twenty four funds within their respective category as calculated and published by ICD.

     The Lipper Small Company Growth Fund Index reflects the net asset value weighted total return of the largest thirty growth funds as calculated and published by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of more than 1,000 funds.

     The Lipper, ICD and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated and published by these independent services that monitor the performance of mutual funds. The Fund also may use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service. The Fund may compare its performance or ranking against all funds tracked by Lipper or another independent service.

     The Fund may cite its rating, recognition or other mention by Morningstar, Inc. ("Morningstar") or any other entity. Morningstar proprietary ratings reflect historical risk-adjusted performance as of the date indicated. The ratings are subject to change every month. Morningstar ratings are calculated from the fund's three-, five-, and ten-year average annual returns in excess of 90-day
Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and 10% receive one star. A high rating reflects either above-average returns or below-average risk, or both.

     To illustrate the historical returns on various types of financial assets, the Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types: common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills and Consumer Price Index. The Fund also may use historical data compiled by Prudential Securities, Inc., or by other similar sources believed by the Fund to be accurate, illustrating the past performance of small-capitalization stocks, large-capitalization stocks, common stocks, equity securities, growth stocks (small-capitalization, large-capitalization, or both) and value stocks (small-capitalization, large-capitalization, or both).

                               DIRECTORS AND OFFICERS

     Directors and officers of Artisan Funds, their dates of birth and their principal business occupations during at least the last five (5) years, are shown below. Directors deemed to be "interested persons" of Artisan Funds for purposes of the 1940 Act are indicated with an asterisk.

NAME AND DATE OF     POSITIONS HELD          PRINCIPAL OCCUPATIONS
BIRTH                WITH REGISTRANT         DURING THE PAST 5 YEARS
----------------     ---------------         --------------------------------
Andrew A. Ziegler    Director, Chairman of   Managing Director of Artisan
10/7/57              the Board and Chief     Partners; prior to founding
                     Executive Officer       Artisan Partners, president and
                                             chief operating officer of
                                             Strong/Corneliuson Capital
                                             Management ("Strong") and
                                             president of the Strong Funds
                                             from 1990 to 1994; prior thereto,
                                             attorney with the law firm of
                                             Godfrey & Kahn, S.C., Milwaukee,
                                             WI.

NAME AND DATE OF     POSITIONS HELD          PRINCIPAL OCCUPATIONS
BIRTH                WITH REGISTRANT         DURING THE PAST 5 YEARS
----------------     ---------------         ----------------------------------
Carlene Murphy       Director and President  Managing Director of Artisan
Ziegler                                      Partners; co-portfolio manager,
6/20/56                                      Artisan Small Cap Fund; prior to
                                             founding Artisan Partners, a co-
                                             portfolio manager of the Strong
                                             Common Stock Fund, Strong
                                             Opportunity Fund and numerous
                                             institutional small-
                                             capitalization equity portfolios
                                             at Strong since March 1991; prior
                                             thereto, a co-portfolio manager
                                             of the Stein Roe Special Fund.

David A. Erne       Director                 Partner of the law firm Reinhart,
5/6/43                                       Boerner, Van Deuren, Norris &
                                             Rieselbach, S.C., Milwaukee, WI.

Thomas R. Hefty     Director                 President of United Wisconsin
6/9/47                                       Services, Inc. (a provider of
                                             managed care and specialty
                                             business services) since 1986 and
                                             chairman of the board and chief
                                             executive officer since 1991; and
                                             chairman of the board of Blue
                                             Cross & Blue Shield United of
                                             Wisconsin (parent company of
                                             United Wisconsin Services, Inc.)
                                             since 1988 and president since
                                             1982.

Howard B. Witt      Director                 President and chief executive
5/17/40                                      officer of Littelfuse, Inc. (a
                                             manufacturer of advanced circuit
                                             protection devices) since 1990 and
                                             chairman of the board of
                                             Littelfuse since 1993; prior
                                             thereto executive vice president
                                             of Littelfuse; and director of
                                             Franklin Electric Co., Inc. (a
                                             manufacturer of electronic motors)
                                             since 1994.

John M. Blaser      Chief Financial          Chief financial officer of Artisan
11/2/57             Officer, Treasurer and   Partners; prior to joining Artisan
                    Secretary                Partners, senior vice president
                                             with Kemper Securities, Inc. since
                                             1993; prior thereto, with Price
                                             Waterhouse.

Mark L. Yockey      Vice President           Portfolio manager, Artisan
6/5/56                                       International Fund; prior to
                                             joining Artisan Partners,
                                             portfolio manager of the United
                                             International Growth Fund and vice
                                             president of Waddell & Reed
                                             (investment management firm) since
                                             January 1990; prior thereto,
                                             equity analyst for Waddell & Reed.

Sandra Jean Voss-   Vice President           Equity trader for Artisan
Reinhardt                                    Partners; prior to joining Artisan
3/6/64                                       Partners, equity trader with
                                             Northwestern Mutual since January
                                             1989, prior thereto, sales
                                             associate with Dean Witter
                                             Reynolds.

Millie Adams        Vice President           Co-portfolio manager of the Fund
Hurwitz                                      since August 1996;  senior
12/16/62                                     analyst of Artisan Partners'
                                             small capitalization equity
                                             products since February 1995;
                                             prior to joining Artisan
                                             Partners, co-portfolio manager at
                                             Stein Roe & Farnham Incorporated
                                             from 1992 until 1995, and an
                                             analyst with OLC Corporation from
                                             1989 to 1991.

Scott C.            Vice President           Portfolio manager, Artisan Small
Satterwhite                                  Cap Value Fund; prior to joining
7/15/57                                      Artisan Partners in June 1997,
                                             portfolio manager of the Biltmore
                                             Special Values Fund from August
                                             1, 1993 through May 31, 1997 and
                                             Senior Vice President and Manager
                                             of Personal Trust Portfolio
                                             Management for the Personal
                                             Financial Services Group of
                                             Wachovia Bank of North Carolina,
                                             N.A.

Andrew C. Stephens  Vice President           Portfolio manager, Artisan Mid
10/31/63                                     Cap Fund; co-manager of Strong
                                             Asset Allocation Fund at Strong,
                                             February 1993 through March 1997,
                                             and senior research analyst for
                                             Strong Common Stock Fund and
                                             Strong Opportunity Fund,
                                             September 1994 through March
                                             1996; prior to February 1933,
                                             head trader, Strong.

     The business address of the officers and directors affiliated with Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202. The addresses of the other directors are: Mr. Erne - 1000 N. Water Street, Milwaukee, Wisconsin 53202; Mr. Hefty - 401

W. Michigan Street, Milwaukee,
Wisconsin 53203; and Mr. Witt - 800 E. Northwest Highway, Des Plaines, Illinois 60016.

     Mr. Ziegler and Ms. Ziegler are married to each other.

     Mr. Ziegler and Ms. Ziegler serve as members of the Executive Committee of the Board of Directors. The Executive Committee, which meets between regular meetings of the Board, is authorized to exercise all of the powers of the Board of Directors.

     The only compensation paid to directors and officers of Artisan Funds for their services as such consists of an annual $5,000 retainer fee (per series of Artisan Funds) paid to directors who are not interested persons of Artisan Funds or Artisan Partners. Artisan Funds has no retirement or pension plans.

     The following table sets forth compensation paid by the Fund and by Artisan Funds, Inc. during the fiscal year ended June 30, 1997 to each of the directors of the Fund.

                                     PENSION OR
                                     RETIREMENT                      TOTAL
                                      BENEFITS                   COMPENSATION
                        AGGREGATE     ACCRUED      ANNUAL      FROM ARTISAN MID
                      COMPENSATION   AS PART OF   BENEFITS     CAP FUND AND FUND
                      FROM ARTISAN      FUND      ESTIMATED        COMPLEX
NAME OF DIRECTOR      MID CAP FUND    EXPENSES    RETIREMENT   PAID TO DIRECTORS
----------------      ------------    --------    ----------   -----------------
Andrew A. Ziegler       $    0         $    0       $    0           $     0
Carlene Murphy Ziegler       0              0            0                 0
David A. Erne                0              0            0            10,000
Thomas R. Hefty              0              0            0            10,000
Howard B. Witt               0              0            0            10,000

     On September 30, 1997, the officers and directors of Artisan Funds as a group owned less than 1% of the outstanding shares of the Fund and less than 1% of the outstanding shares of Artisan Funds.

                                  PRINCIPAL SHAREHOLDERS

     No person was known by Artisan Funds to own of record or beneficially 5% or more of the outstanding shares of the Fund at September 30, 1997 except for persons acting as nominees for their clients, without the power to vote or dispose of Fund shares.

                              INVESTMENT ADVISORY SERVICES

     Artisan Partners Limited Partnership ("Artisan Partners") provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement dated April 30, 1997 (the "Advisory Agreement"). Artisan Partners is a Delaware limited partnership. Artisan Investment Corporation was incorporated on December 7, 1994 for the sole purpose of acting as general partner of Artisan Partners. Mr. Ziegler and Ms. Ziegler, as officers of Artisan Investment Corporation, manage Artisan Partners. The principal address of Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202. Artisan Partners also has offices at 100

Pine Street, Suite 3250, San Francisco, California and Five Concourse Parkway, Suite 2120, Atlanta, Georgia 30328.

     In return for its services, the Fund pays Artisan Partners a monthly fee at the annual rate of 1% of the Fund's average daily net assets up to $500 million;
 .975 of 1% of average daily net assets from $500 million up to $750 million; .950 of 1% of average daily net assets from $750 million to $1 billion; and .925 of 1% of average daily net assets over $1 billion. Artisan Partners has undertaken to reimburse the Fund for any ordinary operating expenses in excess of 2.0% of average net assets over each fiscal year. For the period from June 28, 1997 (commencement of operations) through June 30, 1997, the Fund made no advisory fee payments to Artisan Partners.

       The Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement.

     The Advisory Agreement may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of the Fund who are not "interested persons" of the Fund or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the portfolio. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                              PORTFOLIO TRANSACTIONS

     Artisan Partners places the orders for the purchase and sale of the Fund's portfolio securities and options and futures contracts. Artisan Partners' overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors also may enter into the decision. These include: Artisan Partners' knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; Artisan Partners' knowledge of the financial stability of the broker or dealer selected and such other problems of any broker or dealer. Recognizing the value of these factors, the Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by Artisan Partners' staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Artisan Partners, and reports are made annually to the board of directors.

     With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for the Fund, Artisan Partners often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, Artisan Partners uses internal allocation procedures to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Fund, to such brokers or dealers to ensure the continued receipt of research products or services
Artisan Partners feels are useful. In certain instances, Artisan Partners receives from brokers and dealers products or services that are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, Artisan Partners makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by Artisan Partners (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by clients (including the Fund), while the portions of the costs attributable to non-research usage of such products or services is paid by Artisan Partners in cash. No person acting on behalf of the Fund is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of Artisan Partners and not all such research products or services are used in connection with the management of the Fund.

     With respect to the Fund's purchases and sales of portfolio securities transacted with a broker or dealer of a net basis, Artisan Partners also may consider the part, if any, played by the broker or dealer in bringing the security involved to Artisan Partners' attention, including investment research related to the security and provided to the Fund. For the period from June 28, 1997 (commencement of operations) through June 30, 1997, there were no purchases or sales of portfolio securities.

                        PURCHASING AND REDEEMING SHARES

     Purchases and redemptions are discussed in the prospectus under the headings "How to Buy Shares," and "How to Sell Shares." All of that information is incorporated herein by reference.

     Shares of the Fund may be purchased or redeemed through certain financial services companies, some of which may charge a transaction fee. The Fund may authorize from time to time certain financial services companies, broker-dealers or their designees ("authorized agents") to accept share purchase and redemption orders on the Fund's behalf. For purchase orders placed through an authorized agent, a shareholder will pay the Fund's NAV per share (see "Net Asset Value," below), next computed after the receipt by the authorized agent of such purchase order, plus any applicable transaction charge imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds which reflect the NAV per share next computed after the receipt by the authorized agent of the redemption order, less any redemption fees imposed by the agent.

     In some instances, an authorized agent or other financial services company may not charge any transaction fees directly to investors in the Fund. However, accounting and shareholder servicing services provided by such a company with respect to Fund shares held by that company for its customers, the company may charge a fee of up to 0.35% of the annual average value of those accounts. The Fund pays a portion of those fees not to exceed the estimated fees and expenses that the Fund would pay to its own transfer agent if the shares of the Fund held by such customers of the company were registered directly in their names on the books of the Fund's transfer agent. The balance of those fees is paid by Artisan Partners.

     Net Asset Value. Share purchase and redemption orders will be priced at the Fund's net asset value next computed after such orders are received and accepted by: (i) the Fund; (ii) a broker-dealer or other financial services company authorized by the Fund to accept purchase and redemption orders on the Fund's behalf; or (iii) such authorized broker-dealer's designee. The net asset value of the shares of the Fund is determined as of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently 3:00 p.m., Central time) each day the NYSE is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the board of directors, net asset value of the Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. The net asset value per share of the Fund is determined by dividing the value of all its securities and other assets, less its liabilities, by the number of shares of the Fund outstanding.

     The Fund intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of readily marketable securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     The Fund reserves the right to suspend or postpone redemptions of its shares during any period when: (a) trading on the NYSE is restricted, as determined by the Commission, if the NYSE is closed for other than customary weekend and holiday closings; (b) the Commission has by order permitted such suspension; or (c) an emergency, as determined by the Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     The Fund and Artisan Partners each have adopted a code of ethics that, among other things, regulates the personal transactions in securities of certain officers, directors, partners and employees of the Fund and Artisan Partners.

                              ADDITIONAL TAX INFORMATION

     Artisan Funds intends for the Fund to continue to qualify as a "regulated investment company' under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and thus not be subject to federal income taxes on amounts which it distributes to shareholders.

     Your distributions will be taxable to you, under income tax law, whether received in cash or reinvested in additional shares. For federal income tax purposes, any distribution that is paid in January but was declared in the prior calendar year is deemed paid in the prior calendar year.

     You will be subject to income tax at ordinary rates on income dividends and distributions of net short-term capital gain. Distributions of mid-term capital gains will be taxable to you as mid-term capital gains. Distributions of net long-term capital gain will be taxable to you as long-term capital gain regardless of the length of time you have held your shares.

     You will be advised annually as to the source of distributions for tax purposes. If you are not subject to tax on your income, you will not be required to pay tax on these amounts.

     If you realize a loss on the sale of Fund shares held for six months or less, your short-term loss is recharacterized as long-term to the extent of any long-term capital gain distributions you have received with respect to those shares.

     The Taxpayer Relief Act of 1997 reduced from 28% to 20% the maximum tax rate on long-term capital gains. This reduced rate generally applies to securities held more than 18 months and sold after July 28, 1997, and securities held for more than one year and sold between May 6, 1997 and July 29, 1997.

     The Fund may be required to withhold federal income tax ("backup withholding") from certain payments to you, generally redemption proceeds. Backup withholding may be required if:

     - You fail to furnish your properly certified social security or other tax identification number;

     - You fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income;

     - The IRS informs the Fund that your tax identification number is incorrect.

     These certifications are contained in the application that you complete when you open your Fund account. The Fund must promptly pay the the IRS all amounts withheld. Therefore, it is not usually possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

     The Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

     In accordance with tax regulations, the Fund intends to treat securities in PFICs as sold on the last day of the Fund's fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which the Fund will be required to distribute even though it has not sold the security and received cash to pay such distributions.

                                    CUSTODIAN

     State Street Bank & Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, MA 02171, acts as custodian of the securities and other assets of the Fund. State Street is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. State Street also performs portfolio accounting services for the Fund. State Street is not an affiliate of Artisan Partners or its affiliates. State Street is authorized to deposit securities in securities depositories for the use of services of sub-custodians.

                              INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 serves as the Fund's independent accountants, providing services including (i) audit of the annual financial statements; (ii) assistance and consultation in connection with Securities and Exchange Commission filings; and (iii) review of the annual income tax returns filed on behalf of the Fund.

                                FINANCIAL STATEMENTS

     The 1997 annual report to shareholders of the Fund, a copy of which accompanies this statement of additional information, contains financial statements, notes thereto, supplementary information entitled "Financial Highlights," and a report of independent accountants, all of which (but no other part of the annual report) are incorporated herein by reference. Additional copies of the annual report may be obtained from Artisan Funds at no charge by writing or telephoning Artisan Funds at the address or telephone number on the cover page of this statement of additional information.